                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04782

                               HSBC INVESTOR FUNDS

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC Investor Limited Maturity Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Company (100.5%)

HSBC Investor Limited Maturity Portfolio                             23,862,570
                                                                     ----------

Total Investments- 100.5%                                            23,862,570
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Bond Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Company (100.6%)

HSBC Investor Fixed Income Portfolio                                 19,431,997
                                                                     ----------

Total Investments- 100.6%                                            19,431,997
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor High Yield Fixed Income Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Company (100.2%)

HSBC Investor High Yield Fixed Income Portfolio                      7,633,122
                                                                     ---------

Total Investments- 100.2%                                            7,633,122
                                                                     =========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Company (100.3%)

HSBC Investor Growth Portfolio                                       40,096,909
                                                                     ----------

Total Investments- 100.3%                                            40,096,909
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Value Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Company (100.3%)

HSBC Investor Value Portfolio                                        42,369,296
                                                                     ----------

Total Investments- 100.3%                                            42,369,296
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Overseas Equity Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Company (100.1%)

HSBC Investor International Equity Portfolio                         25,356,765
                                                                     ----------

Total Investments- 100.1%                                            25,356,765
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Opportunity Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Company (100.4%)

HSBC Investor Small Cap Equity Portfolio                             30,690,782
                                                                     ----------

Total Investments- 100.4%                                            30,690,782
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Aggressive Growth Strategy Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Companies (99.6%)

HSBC Investor International Equity Portfolio                            513,221
HSBC Investor Small Cap Equity Portfolio                                761,569
HSBC Investor Value Portfolio                                           462,479
HSBC Investor Growth Portfolio                                          466,682
                                                         Shares
                                                       -----------
HSBC Investor Money Market Fund Class Y Shares *            21,733       21,733
                                                                     ----------

Total Investments - 99.6%                                             2,225,684
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

* Cost for the HSBC Money Market Fund Class Y is $21,733

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth Strategy Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Companies (99.6%)

HSBC Investor Fixed Income Portfolio                                  1,340,614
HSBC Investor International Equity Portfolio                          1,621,766
HSBC Investor Small Cap Equity Portfolio                              1,627,983
HSBC Investor Value Portfolio                                         1,680,528
HSBC Investor Growth Portfolio                                        1,695,908

                                                         Shares
                                                       -----------
HSBC Investor Money Market Fund Class Y Shares*             78,925       78,925
                                                                     ----------

Total Investments - 99.6%                                             8,045,724
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

* Cost for the HSBC Money Market Fund Class Y is $78,925

See notes to Schedules of Portfolio Investments.

HSBC Investor Moderate Growth Strategy Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                      Value($)
                                                                     ----------
Investment in Afilliated Investment Companies (99.3%)

HSBC Investor Fixed Income Portfolio                                  3,331,946
HSBC Investor International Equity Portfolio                          1,657,870
HSBC Investor Small Cap Equity Portfolio                              1,220,464
HSBC Investor Value Portfolio                                         1,963,327
HSBC Investor Growth Portfolio                                        2,091,413
                                                         Shares
                                                       -----------
HSBC Investor Money Market Fund Class Y Shares*            645,364      645,364
                                                                     ----------

Total Investments- 99.3%                                             10,910,384
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

* Cost for the HSBC Money Market Fund Class Y is $645,364

See notes to Schedules of Portfolio Investments.

HSBC Investor Conservative Growth Strategy Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Companies (99.6%)

HSBC Investor Fixed Income Portfolio                                    701,718
HSBC Investor International Equity Portfolio                            360,773
HSBC Investor Small Cap Equity Portfolio                                181,077
HSBC Investor Limited Maturity Portfolio                                526,155
HSBC Investor Value Portfolio                                           534,071
HSBC Investor Growth Portfolio                                          538,951
                                                         Shares
                                                       -----------
HSBC Investor Money Market Fund Class Y Shares*            702,099      702,099
                                                                     ----------

Total Investments - 99.6%                                             3,544,846
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

* Cost for the HSBC Money Market Fund Class Y is $702,099

See notes to Schedules of Portfolio Investments.

HSBC Investor Conservative Income Strategy Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)
                                                                      Value($)
                                                                     ----------
Investment in Affiliated Investment Companies (100.2%)

HSBC Investor Fixed Income Portfolio                                    429,986
HSBC Investor International Equity Portfolio                             70,647
HSBC Investor Limited Maturity Portfolio                                429,880
HSBC Investor Value Portfolio                                           139,465
HSBC Investor Growth Portfolio                                          140,725

                                                         Shares
                                                       -----------
HSBC Investor Money Market Fund Class Y Shares*            517,194      517,194
                                                                     ----------

Total Investments - 100.2%                                            1,727,897
                                                                     ==========

----------
Percentages indicated are based on net assets at January 31, 2006.

* Cost for the HSBC Money Market Fund Class Y is $517,194

See notes to Schedules of Portfolio Investments.

HSBC Investor New York Tax-Free Bond Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)       Value($)
                                                                                -----------     -----------
Municipal Bonds (96.6%)
New York (88.3%)

Brookhaven, New York GO (FGIC                                                       500,000         517,325
Insured), 5.50%, 10/1/12, Defeased
to Call, 10/01/06 @ 102

Buffalo, New York Fiscal Stability                                                  500,000         548,605
Authority (MBIA Insured), 5.25%, 8/15/13

Corning City, New York School District                                              930,000         944,117
GO (FSA Insured), 4.00%, 6/15/08

Corning City, New York School District                                              790,000         830,227
GO (FSA Insured), 5.00%, 6/15/09

Erie County, New York GO (FGIC                                                      250,000         253,235
Insured), 5.375%, 6/15/07

Grand Central New York District                                                     400,000         402,176
Management, 4.00%, 1/1/07

Metropolitan Transportation Authority of                                          1,000,000       1,074,390
New York Revenue, 5.25%, 11/15/11

Metropolitan Transportation Authority of                                          1,145,000       1,200,624
New York Revenue (FGIC Insured),
5.25%, 7/1/17, Prerefunded 7/1/08 @ 100.5

Metropolitan Transportation Authority of                                          1,000,000       1,150,840
New York Revenue (FGIC Insured),
5.50%, 11/15/19

Metropolitan Transportation Authority of                                          1,625,000       1,676,772
New York Revenue (FSA Insured),
5.00%, 11/15/32, Callable 11/15/12 @ 100

Metropolitan Transportation Authority of                                            480,000         526,781
New York Revenue (MBIA Insured),
5.50%, 1/1/19, Callable 7/1/12 @ 100

Metropolitan Transportation Authority of                                            285,000         311,710
New York Revenue, Escrowed to
Maturity, 5.75%, 7/1/13

Monroe County, New York, Airport                                                  1,240,000       1,319,732
Authority Revenue, AMT (MBIA
Insured), 5.625%, 1/1/10

Monroe County, New York, Airport                                                    750,000         825,458
Authority Revenue, AMT (MBIA
Insured), 5.75%, 1/1/14

New York City GO, 5.00%, 8/1/08                                                     990,000       1,026,986

New York City GO, 5.00%, 12/1/13                                                  1,000,000       1,067,530

New York City GO, 5.00%, 8/1/14                                                     200,000         213,816

New York City GO, 6.00%, 8/1/14,                                                     20,000          20,983
Prerefunded 8/1/07 @ 101

New York City GO, 6.00%, 8/1/14,                                                    980,000       1,023,669
Callable 8/1/07 @ 101

New York City GO, 5.00%, 8/1/15                                                     325,000         348,036

New York City Housing Development                                                   100,000         103,904
Corp. Revenue, AMT, 5.60%, 11/1/19,
Callable 11/1/09 @ 101

New York City Industrial Development                                              1,000,000       1,065,100
Agency (FSA Insured), 5.00%, 11/15/19,
Callable 5/1/13 @ 100

New York City Industrial Development                                              1,000,000       1,029,740
Agency, AMT, 5.00%, 1/1/09

New York City Municipal Assistance                                                  735,000         743,416
Corp. Revenue, GO, 6.00%, 7/1/06,

New York City Municipal Water                                                     1,250,000       1,286,012
Authority Revenue, 5.00%, 6/15/34,
Callable 6/15/13 @ 100

New York City Municipal Water                                                     1,000,000       1,033,230
Finance Authority, 5.00%, 6/15/36,
Callable 12/15/14 @ 100

New York City Transitional Finance                                                  400,000         427,740
Authority Revenue, 5.25%, 5/1/17,
Callable 5/1/11 @ 100

New York City Transitional Finance                                                1,540,000       1,647,045
Authority Revenue, 5.25%, 2/1/29,
Callable 2/1/11 @ 100

New York City Water & Sewer Systems                                               1,000,000       1,044,840
(FSA Insured), 5.00%, 6/15/29, Callable
06/15/15 @ 100

New York State Dormitory Authority                                                1,000,000       1,022,940
Revenue, Columbia University, 5.00%,
7/1/29, Mandatory put 7/1/07 @ 100

New York State Dormitory Authority                                                  350,000         381,280
Revenue, Cooper Union (MBIA Insured),
6.00%, 7/1/19, Callable 7/1/09 @ 101

New York State Dormitory Authority                                                  500,000         542,230
Revenue, Department of Health, 5.25%,
7/1/16, Callable 7/1/14 @ 100

New York State Dormitory Authority                                                1,000,000       1,082,280
Revenue, Master Boces PG (FSA
Insured), 5.25%, 8/15/19, Callable
8/15/12 @ 100

New York State Dormitory Authority                                                  225,000         255,479
Revenue, Mental Health, 6.50%, 8/15/11

New York State Dormitory Authority                                                  985,000       1,022,164
Revenue, Mental Health, 5.50%, 8/15/17,
Partially Prerefunded 2/15/07 @ 102

New York State Dormitory Authority                                                   15,000          15,630
Revenue, Mental Health, 5.50%, 8/15/17,
Prerefunded 2/15/07 @ 102

New York State Dormitory Authority                                                1,245,000       1,352,904
Revenue, Mental Health (FGIC Insured),
5.00%, 2/15/15

New York State Dormitory Authority                                                  750,000         807,975
Revenue, New York Presbyterian Hospital
(AMBAC Insured), 5.50%, 8/1/10

New York State Dormitory Authority                                                  500,000         571,760
Revenue, New York University (AMBAC
Insured), 5.50%, 7/1/18

New York State Dormitory Authority                                                  475,000         471,599
Revenue, NYSARC (FSA Insured),
2.00%, 7/1/06

New York State Dormitory Authority                                                1,460,000       1,589,663
Revenue, NYSARC (FSA Insured),
5.25%, 7/1/18, Callable 7/1/12 @ 101

New York State Dormitory Authority                                                  500,000         526,000
Revenue, Rockefeller University, 5.25%,
7/1/13, Callable 7/1/08 @ 101

New York State Dormitory Authority                                                  595,000         617,313
Revenue, School District Board
Financing, 5.00%, 7/1/08

New York State Dormitory Authority                                                  500,000         508,765
Revenue, School District Rescue, 5.00%, 4/1/07

New York State Dormitory Authority                                                1,300,000       1,501,980
Revenue, Sloan Kettering Institute (MBIA
Insured), 5.50%, 7/1/23

New York State Dormitory Authority,                                               1,000,000       1,053,080
Personal Income Tax Revenue, 5.00%,
3/15/23, Callable 3/15/15 @ 100

New York State Environmental                                                      1,000,000       1,053,419
Facilities, 5.00%, 6/15/09

New York State Environmental                                                        415,000         447,698
Facscorp., 5.70%, 1/15/14, Callable
7/15/09 @ 101

New York State Environmental                                                        570,000         618,051
Facscorp., 5.70%, 1/15/14, Prerefunded
7/15/09 @ 101

New York State Environmental                                                         15,000          16,265
Facscorp., 5.70%, 1/15/14, Prerefunded
7/15/09 @ 101

New York State Mortgage Agency                                                    1,000,000       1,030,640
Revenue, AMT, 5.60%, 10/1/14, Callable
9/1/07 @ 101.5

New York State Municipal Bond Bank                                                  850,000         933,249
Revenue (LOC State Aid Withholding),
5.50%, 12/1/12

New York State Thruway Authority                                                    300,000         306,801
Revenue, Highway & Bridge (FGIC
Insured), 5.25%, 4/1/07

New York State Thruway Authority                                                  1,000,000       1,103,090
Revenue, Highway & Bridge (FGIC
Insured), 5.50%, 4/1/17, Callable 4/1/11 @ 101

New York State Thruway Authority                                                  1,000,000       1,055,480
Revenue, Highway & Bridge (MBIA
Insured), 5.00%, 4/1/22, Callable 4/1/14 @ 100

New York State Thruway Authority,                                                   500,000         553,495
Personal Income Tax Revenue, 5.50%,
3/15/20, Prerefunded 3/15/12 @ 100

New York State Thruway Authority,                                                   645,000         695,710
Personal Income Tax Revenue (FSA
Insured), 5.00%, 3/15/13

New York State Thruway Authority,                                                 1,400,000       1,490,762
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/19, Callable
3/15/13 @ 100

New York State Thruway Authority,                                                   500,000         527,750
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/21, Callable
3/15/13 @ 100

New York State Thruway Authority,                                                 1,000,000       1,088,310
Service Contract Revenue, 5.50%, 4/1/11

New York State Urban Development                                                    885,000         936,073
Corp., GO, 5.125%, 1/1/22,
Callable 7/1/14 @ 100

New York State Urban Development                                                  1,000,000       1,047,840
Corp. Revenue, 5.75%, 4/1/12,
Prerefunded 4/1/07 @ 102

New York State Urban Development                                                    500,000         552,545
Corp. Revenue, 5.75%, 4/1/12

New York State Urban Development                                                    175,000         187,901
Corp. Revenue, 5.125%, 1/1/25,
Prerefunded 1/1/11 @ 100

New York State Urban Development                                                    500,000         541,950
Corp. Revenue, Series A (MBIA Insured),
6.50%, 1/1/09

New York State Urban Development                                                  1,000,000       1,064,740
Corp. Revenue, Series B (FSA Insured),
5.00%, 3/15/21, Callable 3/15/15 @100

Onondaga County, New York Water                                                     300,000         321,435
Authority Revenue (FSA Insured), 5.00%,
9/15/14, Callable 9/15/10 @ 101

Onondaga County, New York Water                                                     665,000         709,582
Authority Revenue (FSA Insured), 5.00%,
9/15/15, Callable 9/15/10 @ 101

Port Authority of New York & New                                                  1,100,000       1,247,114
Jersey Revenue, 5.375%, 3/1/28

Port Authority of New York & New                                                    795,000         829,590
Jersey Revenue, GO, 5.00%, 9/1/27,
Callable 9/1/13 @ 100

Port Authority of New York & New                                                    500,000         526,790
Jersey Special Obligation Revenue, AMT
(MBIA Insured), 5.75%, 12/1/22, Callable
12/1/07 @ 102

Suffolk County, New York (FSA                                                       515,000         559,151

Insured), 5.25%, 5/1/12

Suffolk County, New York (FSA                                                       100,000         110,532
Insured), 5.25%, 5/1/15

Tobacco Settlement Corp., 5.00%, 6/1/06                                           1,000,000       1,005,450

Tobacco Settlement Corp., Series C-1,                                             1,000,000       1,096,460
5.50%, 6/1/21, Callable 6/1/13 @ 100

Webster, New York Central School                                                    500,000         542,360
District GO (FSA Insured), 5.00%, 6/15/14

Yonkers New York, Series E (MBIA                                                    750,000         808,958
Insured), 5.00%, 12/1/14                                                                        -----------

                                                                                                 59,996,272
                                                                                                -----------

Puerto Rico (8.3%)

Puerto Rico Commonwealth, Highway                                                 1,000,000       1,074,180
and Transportation (MBIA Insured),
5.00%, 9/15/17, Callable 3/15/14 @ 100

Puerto Rico Electric Power Authority                                              1,000,000       1,126,150
Revenue (MBIA Insured), 5.25%, 7/1/22

Puerto Rico Municipal Finance Agency,                                               995,000       1,051,745
5.00%, 8/1/12

Puerto Rico Public Buildings Authority                                              700,000         728,455
Revenue, 5.25%, 7/1/33, Callable 7/1/14 @ 100

Puerto Rico Public Finance Corp.                                                  1,000,000       1,081,210
Revenue (MBIA Insured), 5.25%, 8/1/29,
Callable 7/1/10 @ 101

Puerto Rico Publishing Finance Corp.                                                500,000         565,865
Revenue (AMBAC Insured), 5.375%, 6/1/18                                                         -----------

                                                                                                  5,627,605
                                                                                                -----------
Total Municipal Bonds (Cost $63,401,265)                                                         65,623,877
                                                                                                -----------

                                                                                  Shares
                                                                                -----------
Investment Companies (1.4%)

BlackRock Liquidity New York Money                                                  930,527         930,527
Fund Portfolio Institutional Shares                                                             -----------

Total Investment Companies (Cost $930,527)                                                          930,527
                                                                                                -----------

Total Investments (Cost $64,331,792) - 98.0%                                                     66,554,404
                                                                                                ===========

------------

Percentages indicated are based on net assets at January 31, 2006.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth and Income Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                  Shares         Value($)
                                                                                -----------     -----------
Common Stocks - 99.9%

Aerospace & Defense - 1.3%
United Technologies Corp.                                                            11,000         642,070
                                                                                                -----------
Chemicals - 4.4%
3M Co.                                                                                7,000         509,250
Ecolab, Inc.                                                                         21,000         752,010
Monsanto Co.                                                                         10,000         846,100
                                                                                                -----------
                                                                                                  2,107,360
                                                                                                -----------
Computer Software - 6.9%
Microsoft Corp.                                                                      44,000       1,238,600
NAVTEQ Corp. (a)                                                                     17,000         763,470
SanDisk Corp. (a)                                                                    19,500       1,313,520
                                                                                                -----------
                                                                                                  3,315,590
                                                                                                -----------
Computers - 3.5%
Apple Computer, Inc. (a)                                                             22,000       1,661,220
                                                                                                -----------
Consumer Products - 4.6%
Harley-Davidson, Inc.                                                                10,000         535,300
PepsiCo, Inc.                                                                        10,000         571,800
The Procter & Gamble Co.                                                             19,000       1,125,370
                                                                                                -----------
                                                                                                  2,232,470
                                                                                                -----------
Diversified Manufacturing Operations - 21.3%
Caterpillar, Inc.                                                                    27,500       1,867,250
Donaldson Co., Inc.                                                                  20,500         708,275
General Electric Co.                                                                 25,290         828,248
Graco, Inc.                                                                          15,000         602,700
Illinois Tool Works, Inc.                                                            12,000       1,011,480
Jacobs Engineering Group, Inc. (a)                                                   23,000       1,917,510
Kennametal, Inc.                                                                     19,500       1,140,750
PACCAR, Inc.                                                                         15,600       1,085,760
W. W. Grainger, Inc.                                                                 15,000       1,063,950
                                                                                                -----------
                                                                                                 10,225,923
                                                                                                -----------
Financial Services - 8.1%
American Express Co.                                                                 25,000       1,311,250
Ameriprise Financial, Inc.                                                           15,000         610,350
J.P. Morgan Chase & Co.                                                              21,000         834,750
The Chicago Mercantile Exchange Holdings, Inc.                                        2,700       1,142,775
                                                                                                -----------
                                                                                                  3,899,125
                                                                                                -----------
Forestry - 2.8%
Plum Creek Timber Co., Inc.                                                          36,500       1,348,310
                                                                                                -----------
Health Care - 5.1%
WellPoint, Inc. (a)                                                                  15,000       1,152,000
Zimmer Holdings, Inc. (a)                                                            19,000       1,310,050
                                                                                                -----------
                                                                                                  2,462,050
                                                                                                -----------
Hotels & Lodging - 4.1%
Marriott International, Inc., Class A                                                17,000       1,132,880
MGM Mirage (a)                                                                       22,100         819,026
                                                                                                -----------
                                                                                                  1,951,906
                                                                                                -----------
Insurance - 1.8%
Progressive Corp.                                                                     8,400         882,336
                                                                                                -----------
Internet Related - 2.2%
eBay, Inc. (a)                                                                       25,000       1,077,500
                                                                                                -----------
Leisure - 1.1%

Carnival Corp.                                                                       10,000         517,600
                                                                                                -----------
Media - 6.0%
McGraw-Hill Cos., Inc.                                                               36,000       1,837,440
The Walt Disney Co.                                                                  21,000         531,510
XM Satellite Radio Holdings Inc., Class A (a)                                        20,000         523,600
                                                                                                -----------
                                                                                                  2,892,550
                                                                                                -----------
Oil & Gas - 10.1%
Anadarko Petroleum Corp.                                                              8,000         862,560
Apache Corp.                                                                         11,000         830,830
Schlumberger Ltd.                                                                    14,000       1,784,300
Suncor Energy, Inc. ADR                                                              17,500       1,402,100
                                                                                                -----------
                                                                                                  4,879,790
                                                                                                -----------
Pharmaceuticals - 7.6%
Affymetrix, Inc. (a)                                                                 20,000         763,600
Amgen, Inc. (a)                                                                      15,000       1,093,350
Genentech, Inc. (a)                                                                  11,000         945,120
Johnson & Johnson                                                                    15,000         863,100
                                                                                                -----------
                                                                                                  3,665,170
                                                                                                -----------
Restaurants - 1.3%
Starbucks Corp. (a)                                                                  20,000         634,000
                                                                                                -----------
Retail - 2.8%
Staples, Inc.                                                                        45,000       1,066,950
Walgreen Co.                                                                          6,000         259,680
                                                                                                -----------
                                                                                                  1,326,630
                                                                                                -----------
Telecommunications - 3.3%
QUALCOMM, Inc.                                                                       33,000       1,582,680
                                                                                                -----------
Transportation - 1.6%
FedEx Corp.                                                                           7,500         758,625
                                                                                                -----------
Total Common Stocks (Cost $37,921,703)                                                           48,062,905
                                                                                                -----------

Investment Companies - 0.2%
HSBC Investor Money Market Fund Class Y Shares *                                    100,511         100,511
                                                                                                -----------
Total Investment Companies (Cost $100,511)                                                          100,511
                                                                                                -----------

Total Investments (Cost $38,022,214) - 100.1%                                                    48,163,416
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31,2006.

(a)   Represents non-income producing security.

* Investment in affiliate.

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor Mid-Cap Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                   Shares         Value($)
                                                                                -----------     -----------
Common Stocks - 96.7%

Advertising Services - 1.3%
aQuantive, Inc. (a)                                                                  14,950         388,850
                                                                                                -----------
Aerospace & Defense - 2.4%
L-3 Communications Holdings, Inc.                                                     8,825         715,002
                                                                                                -----------
Banking - 2.0%
Compass Bancshares, Inc.                                                              6,500         316,680
Euronet Worldwide, Inc. (a)                                                           8,475         273,488
                                                                                                -----------
                                                                                                    590,168
                                                                                                -----------
Chemicals - 2.4%
Airgas, Inc.                                                                         11,175         433,367
Praxair, Inc.                                                                         5,125         269,985
                                                                                                -----------
                                                                                                    703,352
                                                                                                -----------
Computer Services - 1.5%
Cognizant Technology Solutions Corp. (a)                                              8,675         454,310
                                                                                                -----------
Computer Software - 3.4%
Blackbaud, Inc.                                                                      19,350         332,627
Cogent, Inc. (a)                                                                     11,445         275,023
SRA International, Inc., Class A (a)                                                 12,450         395,412
                                                                                                -----------
                                                                                                  1,003,062
                                                                                                -----------
Computers & Peripherals - 1.0%
Logitech International SA ADR (a)                                                     7,200         306,000
                                                                                                -----------
Construction & Engineering - 1.1%
McDermott International, Inc. (a)                                                     6,550         340,600
                                                                                                -----------
Construction Materials - 1.6%
Florida Rock Industries, Inc.                                                         8,837         477,728
                                                                                                -----------
Consumer Products - 5.0%
Constellation Brands, Inc. (a)                                                       15,600         416,363
Jarden Corp. (a)                                                                     11,400         280,896
The Toro Co.                                                                          3,775         166,893
Thor Industries, Inc.                                                                 7,450         317,742
Tiffany & Co.                                                                         7,900         297,830
                                                                                                -----------
                                                                                                  1,479,724
                                                                                                -----------
Diversified Manufacturing Operations - 2.4%
Emcor Group, Inc. (a)                                                                 5,200         426,504
Graco, Inc.                                                                           7,300         293,314
                                                                                                -----------
                                                                                                    719,818
                                                                                                -----------
Electronic Components & Semiconductors - 2.7%
FormFactor, Inc. (a)                                                                  9,575         285,527
Microchip Technology, Inc.                                                            8,700         326,337
ON Semiconductor Corp. (a)                                                           23,800         178,738
                                                                                                -----------
                                                                                                    790,602
                                                                                                -----------
Environmental Services - 1.7%
Stericycle, Inc. (a)                                                                  8,400         502,068
                                                                                                -----------
Financial Services - 8.2%
Affiliated Managers Group, Inc. (a)                                                   5,875         545,199
Asset Acceptance Capital Corp. (a)                                                   15,675         382,470
Blackrock, Inc., Class A                                                              1,100         146,080
TD Ameritrade Holding Corp. (a)                                                      21,700         439,208
The Chicago Mercantile Exchange Holdings, Inc.                                        1,050         444,413
Wright Express Corp. (a)                                                             18,700         475,728
                                                                                                -----------
                                                                                                  2,433,098
                                                                                                -----------

Food & Beverage - 1.7%
Flowers Foods, Inc.                                                                  18,425         506,872
                                                                                                -----------
Health Care - 10.1%
Coventry Health Care, Inc. (a)                                                       11,200         667,183
CYTYC Corp. (a)                                                                      16,250         489,125
Hologic, Inc. (a)                                                                     9,650         496,589
Laboratory Corp. of America Holdings (a)                                              5,250         307,913
LifePoint Hospitals, Inc. (a)                                                         1,625          50,131
Psychiatric Solutions, Inc. (a)                                                       2,200          72,578
ResMed, Inc. (a)                                                                     11,800         465,392
VCA Antech, Inc. (a)                                                                 16,800         464,856
                                                                                                -----------
                                                                                                  3,013,767
                                                                                                -----------
Insurance - 4.5%
American Equity Investment Life Holding Co.                                           3,700          51,985
AmerUs Group Co.                                                                      7,300         448,000
Proassurance Corp. (a)                                                                8,250         422,318
The PMI Group, Inc.                                                                   9,885         427,329
                                                                                                -----------
                                                                                                  1,349,632
                                                                                                -----------
Leisure - 1.8%
Penn National Gaming, Inc. (a)                                                       16,725         536,873
                                                                                                -----------
Media - 1.4%
Getty Images, Inc. (a)                                                                5,125         418,456
                                                                                                -----------
Metals & Mining - 1.4%
Phelps Dodge Corp.                                                                    2,525         405,263
                                                                                                -----------
Oil & Gas - 10.8%
Chesapeake Energy Corp.                                                              12,250         429,240
Helmerich & Payne, Inc.                                                               7,800         611,207
National-Oilwell, Inc. (a)                                                            8,200         623,773
Noble Corp.                                                                           2,800         225,232
Oil States International, Inc. (a)                                                    6,050         247,445
Precision Drilling Trust                                                             11,150         373,860
Weatherford International Ltd. (a)                                                    4,659         208,630
XTO Energy, Inc.                                                                     10,658         523,095
                                                                                                -----------
                                                                                                  3,242,482
                                                                                                -----------
Pharmaceuticals - 1.8%
Gilead Sciences, Inc. (a)                                                             8,625         525,004
                                                                                                -----------
Real Estate - 4.3%
American Home Mortgage Investment Corp.                                              11,050         316,030
Global Signal, Inc.                                                                   4,000         193,200
KKR Financial Corp.                                                                  34,525         773,015
                                                                                                -----------
                                                                                                  1,282,245
                                                                                                -----------
Residential Building Construction - 3.9%
KB Home, Inc.                                                                         5,600         426,720
Pulte Homes, Inc.                                                                    10,250         408,975
Standard Pacific Corp.                                                                8,200         318,980
                                                                                                -----------
                                                                                                  1,154,675
                                                                                                -----------
Retail - 6.9%
Chico's FAS, Inc. (a)                                                                 7,400         322,344
Dick's Sporting Goods, Inc. (a)(b)                                                   10,675         392,520
GameStop Corp., Class A (a)                                                          11,250         453,487
Jos. A. Bank Clothiers, Inc. (a)(b)                                                  10,550         540,898
Tractor Supply Co. (a)                                                                6,700         342,236
                                                                                                -----------
                                                                                                  2,051,485
                                                                                                -----------

Telecommunications - 2.9%
Comverse Technology, Inc. (a)                                                        12,000         328,680
j2 Global Communications, Inc. (a)                                                   11,150         532,413
                                                                                                -----------
                                                                                                    861,093
                                                                                                -----------

Transportation - 4.7%

American Commercial Lines, Inc. (a)                                                   5,545         184,926
Old Dominion Freight Line, Inc. (a)                                                  22,187         633,217
Oshkosh Truck Corp.                                                                  12,000         591,720
                                                                                                -----------
                                                                                                  1,409,863
                                                                                                -----------
Utilities - 3.8%
Aqua America, Inc.                                                                   14,900         419,584
Equitable Resources, Inc.                                                            11,050         407,745
New Jersey Resources Corp.                                                            6,700         304,515
                                                                                                -----------
                                                                                                  1,131,844
                                                                                                -----------
Total Common Stocks (Cost $22,476,038)                                                           28,793,936
                                                                                                -----------
Investment Companies - 3.5%

HSBC Investor Money Market Fund Class Y Shares *                                    480,107         480,107
MidCap S&P Depositary Receipt Trust Series 1                                          4,000         569,000
                                                                                                -----------
Total Investment Companies (Cost $1,032,205)                                                      1,049,107
                                                                                                -----------

                                                                                 Principal
                                                                                 Amount($)       Value($)
                                                                                -----------     -----------
Securities Held as Collateral for
Securities on Loan (3.2%)

Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                                  959,300         959,300
                                                                                                -----------
Total Securities Held as Collateral
for Securities on Loan (Cost $959,300)
                                                                                                    959,300
                                                                                                -----------

Total Investments (Cost $24,467,543) - 103.4%                                                    30,802,343
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a)   Represents non-income producing security.

(b)   All or a portion of the security was on loan as of January 31, 2006.

* Investment in affiliate.

ADR - American Depositary Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor Money Market Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)       Value($)
                                                                                -----------   -------------
Commercial Paper And Notes (34.3%)
Banking (20.2%)

ANZ National International Ltd., 4.20%, 2/1/06                                  100,000,000     100,000,000
ANZ National International Ltd., 4.255%, 2/7/06                                  40,000,000      39,971,933
Depfa Bank PLC, 4.26%, 2/13/06                                                  100,000,000      99,859,500
Depfa Bank PLC, 4.63%, 4/27/06                                                   60,000,000      59,351,875
HBOS Treasury Service, 4.22%, 2/8/06                                             50,000,000      49,959,458
HBOS Treasury Service, 4.32%, 2/22/06                                           100,000,000      99,750,917
Rabobank USA Financial Corp., 4.47%, 2/1/06                                     200,000,000     200,000,000
UBS Finance LLC, 4.42%, 2/3/06                                                  175,000,000     174,957,028
                                                                                              -------------
                                                                                                823,850,711
                                                                                              -------------
Brokerage Services (4.9%)

Bear Stearns Co., 4.22%, 2/2/06                                                  50,000,000      49,994,195
Bear Stearns Co., 4.37%, 2/7/06                                                 100,000,000      99,927,333
Bear Stearns Co., 4.70%, 7/24/06                                                 50,000,000      48,897,125
                                                                                              -------------
                                                                                                198,818,653
                                                                                              -------------

Diversified (4.3%)

General Electric Capital Corp., 4.30%, 2/14/06                                  125,000,000     124,808,160
General Electric Capital Corp., 4.30%, 2/15/06                                   50,000,000      49,917,361
                                                                                              -------------
                                                                                                174,725,521
                                                                                              -------------
Finance (4.9%)

Barclays U.S. Funding Corp., 4.25%, 2/8/06                                       50,000,000      49,959,118
Calyon NA, Inc., 4.56%, 4/24/06                                                 150,000,000     148,460,793
                                                                                              -------------
                                                                                                198,419,911
                                                                                              -------------
Total Commercial Paper And Notes (Cost $1,395,814,796)                                        1,395,814,796
                                                                                              -------------

Corporate Obligations (33.4%)
Asset Backed (23.3%)

Harrier Finance Funding LLC, 4.57%, 5/15/06, * (b)                              100,000,000      99,998,585
Harrier Finance Funding LLC, 4.57%, 11/15/06, * (b)                              50,000,000      49,996,068
Harrier Finance Funding LLC, 4.32%, 12/15/06, * (b)                              50,000,000      49,991,333
K2 (USA) LLC, 4.57%, 3/15/06, * (b)                                              75,000,000      74,999,125
K2 (USA) LLC, 4.57%, 5/10/06, * (b)                                             100,000,000      99,997,225
Sigma Finance, Inc., 4.56%, 2/8/06, * (b)                                        50,000,000      49,999,809
Sigma Finance, Inc., 4.56%, 2/23/06, * (b)                                       50,000,000      49,999,402
Sigma Finance, Inc., 4.57%, 11/22/06, * (b)                                      75,000,000      74,993,947
Stanfield Victoria Funding LLC, 4.58%, 2/15/06, * (b)                            75,000,000      74,999,856
Stanfield Victoria Funding LLC, 4.57%, 7/12/06, * (b)                            50,000,000      49,996,692
Whistlejacket Capital LLC, 4.57%, 6/15/06, * (b)                                 50,000,000      49,996,137
Whistlejacket Capital LLC, 4.57%, 7/18/06, * (b)                                 50,000,000      49,995,348
Whistlejacket Capital LLC, 4.45%, 10/20/06, * (b)                                25,000,000      24,997,309

White Pine Finance LLC, 4.56%, 10/16/06, * (b)                                   45,000,000      44,995,172
White Pine Finance LLC, 4.585%, 12/12/06, * (b)                                 100,000,000      99,995,708
                                                                                              -------------
                                                                                                944,951,716
                                                                                              -------------
Brokerage Services (7.4%)

Goldman Sachs Group, 4.58%, 7/26/06, * (c)                                      150,000,000     150,000,000
Merrill Lynch & Co., 4.42%, 2/3/09, * (c)                                       150,000,000     150,000,000
                                                                                              -------------
                                                                                                300,000,000
                                                                                              -------------
Finance (2.7%)

CIT Group, Inc., 4.72%, 6/19/06, *                                               15,000,000      15,012,288
CIT Group, Inc., 4.40%, 8/18/06, *                                               50,000,000      50,004,218
CIT Group, Inc., 4.56%, 8/31/06, *                                               20,000,000      20,015,720
Wells Fargo & Co., 5.90%, 5/21/06                                                25,000,000      25,087,180
                                                                                              -------------
                                                                                                110,119,406
                                                                                              -------------
Total Corporate Obligations (Cost $1,355,071,122)                                             1,355,071,122
                                                                                              -------------

Certificates of Deposit (19.1%)
Banking (19.1%)

BNP Paribas, N.Y., 4.39%, 3/28/06                                               100,000,000     100,000,000
Citibank, 4.39%, 3/3/06                                                         125,000,000     125,000,000
Citibank, 4.425%, 3/13/06                                                        50,000,000      50,000,000
Fortis Bank, N.Y., 4.65%, 5/31/06                                               100,000,000     100,000,000
National City Bank of Cleveland,                                                100,000,000      99,997,353
4.29%, 9/21/06, *

National City Bank of Indiana, 4.29%, 9/28/06, *                                 50,000,000      50,000,000

Norinchukin Bank, 4.63%, 4/28/06                                                150,000,000     149,999,999
Washington Mutual Bank, 4.41%, 3/13/06                                           50,000,000      49,999,451

Washington Mutual Bank, 4.50%, 3/27/06                                           50,000,000      50,000,000
                                                                                              -------------

Total Certificates of Deposit (Cost $774,996,803)                                               774,996,803
                                                                                              -------------

Bank Notes (6.8%)
Banking (6.8%)

Bank of America NA, 4.565%, 2/22/06, *                                           75,000,000      75,000,000
Bank of America NA, 4.565%, 11/21/06, *                                          75,000,000      75,000,000
Bank of America NA, 4.565%, 2/23/07, *                                           50,000,000      50,000,000
Westpac Banking Corp., 4.47%, 2/16/07, * (b)                                     75,000,000      75,000,000
                                                                                              -------------
Total Bank Notes (Cost $275,000,000)                                                            275,000,000
                                                                                              -------------

Repurchase Agreements (6.5%)

Lehman Brothers, 4.42%,                                                          63,567,000      63,567,000
purchased on 1/31/06, due 2/1/06                                                              -------------
with a maturity value of
$63,574,805 (collateralized fully by
various U.S. Government Agency
Obligations)

Goldman Sachs, 4.43%,                                                           200,000,000     200,000,000
purchased on 1/31/06, due 2/1/06                                                              -------------
with a maturity value of
$200,024,611 (collateralized fully by
various U.S. Government Agency
Obligations)

Total Repurchase Agreements (Cost $263,567,000)                                                 263,567,000
                                                                                              -------------

Total Investments (Cost $4,064,449,721) (a) - 100.1%                                          4,064,449,721
                                                                                              =============

----------

Percentages indicated are based on net assets at January 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The investment manager, using Board approved procedures, has deemed these securities to be illiquid. Represents 7.39% of net assets.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on January 31, 2006. The maturity dates presented reflect the final maturity dates. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to Schedules of Portfolio Investments.

HSBC Investor U.S. Government Money Market Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)       Value($)
                                                                                -----------   -------------
U.S. Government and Government Agency Obligations (70.2%)
Federal Farm Credit Bank (32.3%)

4.28%, 4/20/06, (b)                                                              50,000,000      49,999,987
4.30%, 8/16/06, (b)                                                              50,000,000      50,002,575
4.25%, 9/20/06, (b)                                                              50,000,000      49,993,732
4.26%, 10/13/06, (b)                                                            175,000,000     174,987,963
4.25%, 1/22/07, (b)                                                             150,000,000     149,978,739
4.25%, 2/12/07, (b)                                                             100,000,000      99,984,789
4.37%, 2/12/07, (b)                                                              20,000,000      20,006,256
4.23%, 5/23/07, (b)                                                              50,000,000      49,987,176
                                                                                              -------------
                                                                                                644,941,217
                                                                                              -------------

Federal Home Loan Bank (37.9%)

4.34%, 2/1/06                                                                    90,000,000      90,000,000
4.54%, 6/7/06                                                                   100,000,000      98,435,150
4.53%, 6/14/06                                                                  141,425,000     139,110,383
4.57%, 7/19/06                                                                   51,650,000      50,572,581
4.57%, 7/21/06                                                                   90,004,000      88,105,582
4.40%, 4/4/07, (b)                                                              188,700,000     188,618,072
4.24%, 5/2/07, (b)                                                              100,000,000      99,993,344
                                                                                              -------------
                                                                                                754,835,112
                                                                                              -------------
Total U.S. Government and Government Agency Obligations (Cost
$1,399,776,329)                                                                               1,399,776,329
                                                                                              -------------

Repurchase Agreements (30.1%)
Repurchase Agreements (30.1%)

Goldman Sachs, 4.43%,                                                           300,000,000     300,000,000
purchased on 1/31/06, due 2/1/06
with a maturity value of
$300,036,917 (collateralized fully by
various U.S. Government Agency
Obligations)

Morgan Stanley Dean Witter, 4.44%,                                              300,000,000     300,000,000
purchased on 1/31/06, due 2/01/06                                                             -------------
with a maturity value of
$300,037,000 (collateralized fully by
various U.S. Government Agency
Obligations)

Total Repurchase Agreements (Cost $600,000,000)                                                 600,000,000
                                                                                              -------------

Total Investments (Cost $1,999,776,329) (a) - 100.3%                                          1,999,776,329
                                                                                              =============

----------
Percentages indicated are based on net assets at January 31, 2006

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on January 31, 2006. The maturity dates presented reflect the final maturity dates. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to Schedules of Portfolio Investments.

HSBC Investor Tax-Free Money Market Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)       Value($)
                                                                                -----------     -----------
Variable Rate Demand Notes* (73.0%)
Alaska (2.6%)

Alaska State Housing Finance Corp.,                                                 765,000         765,000
3.05%, 12/1/30, (Credit Support MBIA)                                                           -----------

California (8.4%)

California State Economic Recovery,                                               1,000,000       1,000,000
3.02%, 7/1/23, (LOC Citibank)

California State GO, 3.08%, 5/1/40,                                               1,000,000       1,000,000
(LOC Societe Generale)

California State GO, Series A, 2.94%,                                               500,000         500,000
5/1/40, (LOC Fortis Bank)                                                                       -----------

                                                                                                  2,500,000
                                                                                                -----------
Colorado (1.7%)

Colorado Health Facilities Authority                                                510,000         510,000
Revenue, 3.04%, 1/1/35, (LOC JP                                                                 -----------
Morgan Chase Bank)

Florida (3.5%)

Broward County Housing Finance                                                      300,000         300,000
Authority Revenue, 3.06%, 6/15/37,
AMT, (FNMA Insured)

Manatee County Housing Finance                                                      150,000         150,000
Authority Revenue, 3.08%, 1/15/37,
AMT, (LOC Bank of America N.A.)

Volusia County Florida Housing                                                      600,000         600,000
Finance Authority Multifamily Revenue,                                                          -----------
3.03%, 10/15/32, (LOC Fannie Mae)

                                                                                                  1,050,000
                                                                                                -----------

Georgia (6.6%)

Georgia Municipal Electric Authority,                                             1,000,000       1,000,000
3.02%, 1/1/20, (LOC Bayerische
Landesbank, Landesbank Hessen,
Westdeutsche Landesbank)

Georgia Municipal Gas Authority,                                                    975,000         975,000
3.05%, 11/1/07, (LOC Wachovia Bank,                                                             -----------
Bayerische Landesbank, Morgan Guaranty
Trust, Bank of America NA)

                                                                                                  1,975,000
                                                                                                -----------

Illinois (3.0%)

Lisle Illinois Multifamily Revenue,                                                 900,000         900,000
3.04%, 9/15/26, (Credit Support FNMA)                                                           -----------

Indiana (1.1%)

Health Facility Financing Authority,                                                335,000         335,000
3.05%, 11/1/20, (LOC National City Bank)                                                        -----------
Missouri (3.3%)

Missouri State Health & Educational                                               1,000,000       1,000,000
Facilities, 3.03%, 6/1/33, (Credit Support                                                      -----------
FSA, SPA Citibank N.A.)

Nevada (3.5%)

Clark County Nevada Industrial                                                    1,032,000       1,032,000
Development Revenue, 3.12%, 11/1/21,                                                            -----------
AMT, (LOC Canadian Imperial Bank)

New Mexico (1.7%)

Farmington New Mexico Hospital                                                      500,000         500,000
Revenue, 3.05%, 6/1/28, (LOC Bank of                                                            -----------
Nova Scotia)

New York (9.9%)

New York City GO, 2.98%, 3/1/34,                                                  1,560,000       1,560,000
(LOC Bank of New York)

New York City GO, 3.04%, 8/15/11,                                                   685,000         685,000
(MBIA Insured, SPA Bank of Nova Scotia)

New York City GO, 3.04%, 8/1/13,                                                    700,000         700,000
(Credit Support MBIA, SPA Wachovia Bank)                                                        -----------

                                                                                                  2,945,000
                                                                                                -----------
North Carolina (4.4%)

New Hanover County Hospital Revenue,                                              1,300,000       1,300,000
3.03%, 10/1/23, (Credit Support FSA,                                                            -----------
SPA Wachovia Bank N.A.)

Pennsylvania (8.9%)

Emmaus Pennsylvania General Authority                                               500,000         500,000
Revenue, Subseries E-20, 3.05%, 3/1/24,
(LOC Depfa Bank plc)

Emmaus Pennsylvania General Authority                                               560,000         560,000
Revenue, Subseries G-19, 3.05%, 3/1/24,
(LOC Depfa Bank plc)

Philadelphia Pennsylvania Hospitals &                                               800,000         800,000
Higher Education Facilities Revenue,
Temple University Health, Series A,
3.07%, 7/1/27, (LOC Wachovia Bank N.A.)

Philadelphia Pennsylvania Hospitals &                                               800,000         800,000
Higher Education Facilities Revenue,                                                            -----------
Temple University Health, Series B,
3.04%, 7/1/21, (LOC PNC Bank N.A.)

                                                                                                  2,660,000
                                                                                                -----------
Tennessee (2.7%)

Metropolitan Government Nashville &                                                 800,000         800,000
Davidson County Industrial Development,                                                         -----------
3.03%, 2/15/34, (LOC FNMA)

Texas (9.1%)

Arlington Texas Special Obligation,                                               1,200,000       1,200,000
3.05%, 8/15/35, (Credit Support MBIA,
SPA Depfa Bank plc)

Bexar County Health Facility                                                        500,000         500,000
Development Corp., 3.10%, 9/1/27, (LOC
Chase Bank of Texas)

Tom Green County Texas Health                                                     1,020,000       1,020,000
Facilities Development Corp., 3.05%,                                                            -----------
12/1/15, (LOC Morgan Guaranty Trust)

                                                                                                  2,720,000
                                                                                                -----------
West Virginia (1.6%)

West Virginia State Hospital Finance                                                490,000         490,000
Authority Revenue, 3.02%, 10/1/33,                                                              -----------
(LOC Bank One N.A.)

Wyoming (1.0%)

Sweetwater County Wyoming Pollution                                                 300,000         300,000
Control Revenue, 3.12%, 1/1/14, (LOC                                                            -----------
Barclays Bank)

Total Variable Rate Demand Notes* (Cost $21,782,000)                                             21,782,000
                                                                                                -----------

Tax-Free Notes And Commercial Paper (23.6%)
Florida (3.3%)

Pinellas County Education, 3.07%,                                                 1,000,000       1,000,000
4/5/06, (LOC First Union National Bank)                                                         -----------

Georgia (3.3%)

Metro Atlanta Rapid Transit, 3.15%,                                               1,000,000       1,000,000
5/9/06, (LOC Dexia)                                                                             -----------

New York (3.5%)

New York State Power Authority,                                                   1,040,000       1,040,000
3.07%, 3/3/06, (Liquidity Facility JP                                                           -----------
Morgan Chase Bank, Bayerische
Landesbank, Dexia, Wachovia, Helaba,
State Street B&T Co.)

Texas (4.0%)

Texas Department of Transportation,                                               1,200,000       1,200,000
3.10%, 2/15/06, (LOC Bank of America,                                                           -----------
State Street B&T Co.)

Utah (3.3%)

Intermountain Power Agency, 3.05%,                                                1,000,000       1,000,000
3/6/06, (LOC AMBAC)                                                                             -----------

Washington (6.2%)

Washington Public Power Supply                                                    1,795,000       1,816,288
Systems Revenue, 6.00%, 7/1/06, (Credit                                                         -----------
Support AMBAC)

Total Tax-Free Notes And Commercial Paper (Cost $7,056,288)                                       7,056,288
                                                                                                -----------

                                                                                  Shares          Value($)
                                                                                -----------     -----------
Investment Companies (3.4%)

BlackRock Liquidity Funds MuniFund                                                  283,219         283,219
Portfolio Institutional Shares

Federated Tax-Free Obligations Fund                                                 718,559         718,559
Institutional Shares                                                                            -----------
Total Investment Companies (Cost $1,001,778)                                                      1,001,778
                                                                                                -----------

Total Investments (Cost $29,840,066) (a) - 100.0%                                                29,840,066
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA- Municipal Bond Insurance Association
SPA - Standby Purchase Agreement
SPI - Securities Purchase, Inc.

See notes to Schedules of Portfolio Investments.

HSBC Investor New York Tax-Free Money Market Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)       Value($)
                                                                                -----------     -----------
Variable Rate Demand Notes* (75.1%)
New York (75.1%)

Albany IDA, 3.02%, 5/1/27, (LOC KeyBank)                                          1,775,000       1,775,000

Babylon IDA, 3.00%, 1/1/19, (SPA JP                                               2,200,000       2,200,000
Morgan Chase Bank, FSA Insured)

Franklin County IDA, 2.99%, 5/1/19,                                               1,170,000       1,170,000
(LOC Fleet National Bank)

Great Neck North Water Authority,                                                   400,000         400,000
3.02%, 1/1/20, (FGIC Insured, SPA State
Street B&T Co.)

Jay Street Development Corp., 3.02%,                                              4,700,000       4,700,000
5/1/21, (LOC Depfa Bank plc)

Jay Street Development Corp., 3.00%,                                              7,300,000       7,300,000
5/1/22, (LOC Fleet National Bank)

Jay Street Development Corp., 3.02%,                                              5,200,000       5,200,000
5/1/22, (LOC Depfa Bank plc)

Long Island Power Authority, 3.01%,                                              10,000,000      10,000,000
12/1/29, (SPA Dexia Credit, FSA Insured)

Long Island Power Authority, 3.02%,                                               3,880,000       3,880,000
12/1/29, (SPA Dexia Credit, FSA Insured)

Long Island Power Authority, 3.00%,                                               5,000,000       5,000,000
5/1/33, (LOC Westdeutsche Landesbank)

Metropolitan Transportation Authority                                             5,000,000       5,000,000
Series D1, 3.02%, 11/1/34, (AMBAC
Insured, SPA Wachovia Bank)

Metropolitan Transportation Authority                                            17,500,000      17,500,000
Series D2, 2.99%, 11/1/34, (AMBAC
Insured, SPA Wachovia Bank)

Metropolitan Transportation Authority                                            25,000,000      25,000,000
Series E1, 2.99%, 11/1/35, (LOC Fortis Bank)

Metropolitan Transportation Authority                                            15,500,000      15,500,000
Series E2, 3.02%, 11/1/35, (LOC Fortis Bank)

Metropolitan Transportation Authority                                             6,550,000       6,550,000
Series G, 3.03%, 11/1/26, (LOC BNP Paribas)

Metropolitan Transportation Authority                                             4,900,000       4,900,000
Series G2, 3.04%, 11/1/26, (LOC BNP Paribas)

Monroe County IDA, 3.04%, 4/1/35,                                                 4,050,000       4,050,000
(LOC JP Morgan Chase Bank)

Nassau County Interim Finance                                                     2,220,000       2,220,000
Authority, 2.97%, 11/15/22, (SPA BNP
Paribas, FSA Insured)

New York City GO, 2.99%, 8/1/15,                                                  9,675,000       9,675,000
(AMBAC Insured, SPA Kredietbank N.V.)

New York City GO, 2.99%, 2/15/16,                                                 6,900,000       6,900,000
(LOC Westdeutsche Landesbank)

New York City GO, 3.00%, 8/1/18,                                                    500,000         500,000
(LOC Bayerische Helaba)

New York City GO, 3.05%, 8/15/18,                                                 3,400,000       3,400,000
(AMBAC Insured, SPA JP Morgan Chase Bank)

New York City GO, 3.00%, 8/1/19,                                                    500,000         500,000
(LOC Bayerische Helaba)

New York City GO, 3.02%, 8/1/20,                                                 11,500,000      11,500,000
(LOC Bank of New York)

New York City GO, 3.05%, 8/15/23,                                                 2,500,000       2,500,000
(MBIA Insured, SPA Helaba)

New York City GO, 3.02%, 3/1/34,                                                 14,300,000      14,300,000
(LOC Bank of New York)

New York City GO, 2.98%, 9/1/35,                                                 15,000,000      15,000,000
(LOC Royal Bank of Scotland)

New York City Housing Development                                                 7,260,000       7,260,000
Corp., 3.00%, 11/15/19, (FNMA Insured)

New York City Housing Development                                                 5,000,000       5,000,000
Corp., 3.00%, 12/1/34, (LOC Citibank)

New York City IDA, 3.05%, 12/30/21,                                               1,600,000       1,600,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.05%, 9/30/31,                                                1,500,000       1,500,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.04%, 4/1/32,                                                 3,000,000       3,000,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.04%, 11/1/32,                                                3,750,000       3,750,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.05%, 12/1/34,                                                6,400,000       6,400,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.05%, 12/1/34,                                                3,150,000       3,150,000
(LOC Allied Irish Bank PLC)

New York City IDA Civic Facility                                                  1,820,000       1,820,000
Revenue, Mercy College Project Series A,
3.02%, 7/1/30, (LOC Keybank)

New York City Municipal Water                                                     7,500,000       7,500,000
Finance Authority, 3.05%, 6/15/33, (SPA
Dexia Credit)

New York City Transitional Finance                                               10,000,000      10,000,000
Authority, 3.01%, 11/1/22, (SPA Dexia Credit)

New York City Transitional Finance                                               10,000,000      10,000,000
Authority, 3.04%, 11/1/22, (Liquidity
Facility JP Morgan Chase Bank)

New York City Transitional Finance                                                1,435,000       1,435,000
Authority, 3.00%, 11/1/28, (Liquidity
Facility Bank One NA)

New York City Transitional Finance                                                3,400,000       3,400,000
Authority, 3.00%, 11/15/28, (Liquidity
Facility Bayerische Landesbank)

New York City Trust for Cultural                                                  1,215,000       1,215,000
Resources, The Asia Society, 2.96%,

4/1/30, (LOC The Chase Manhattan Bank)

New York City Water Finance Authority                                            12,400,000      12,400,000
Revenue, 3.05%, 6/15/23, (LOC FGIC)

New York Housing Development Corp.,                                               8,500,000       8,500,000
3.07%, 6/1/37, AMT, (LOC Citibank)

New York State Dormitory Authority,                                               3,200,000       3,200,000
3.00%, 7/1/25, (LOC Fleet National Bank)

New York State Dormitory Authority,                                              12,600,000      12,600,000
2.99%, 2/15/31, (Credit Support MBIA,
SPA JP Morgan Chase Bank)

New York State Dormitory Authority,                                              10,000,000      10,000,000
3.02%, 11/1/34, (LOC Citibank)

New York State Dormitory Authority,                                               4,800,000       4,800,000
Cornell University, Series B, 2.95%,
7/1/30, (SPA JP Morgan Chase Bank)

New York State Energy Research &                                                  3,400,000       3,400,000
Development, 3.00%, 10/1/14, (LOC
FGIC, Liquidity Facility National
Australia Bank)

New York State Energy Research &                                                  1,000,000       1,000,000
Development, 3.04%, 11/1/39, AMT,
(LOC Citibank)

New York State Energy Research &                                                  3,200,000       3,200,000
Development, 3.06%, 11/1/39, AMT,
(LOC Citibank)

New York State GO, 2.83%, 3/13/20,                                               11,000,000      11,000,000
(LOC Dexia Credit)

New York State Housing Finance                                                    4,500,000       4,500,000
Agency, 3.05%, 11/15/29, AMT, (FNMA Insured)

New York State Housing Finance                                                    1,700,000       1,700,000
Agency, 3.04%, 5/15/31, AMT, (FNMA Insured)

New York State Housing Finance                                                    6,000,000       6,000,000
Agency, 2.99%, 3/15/33, (FGIC Insured,
SPA Dexia)

New York State Housing Finance                                                    1,100,000       1,100,000
Agency, 3.03%, 5/15/33, AMT, (FNMA Insured)

New York State Housing Finance                                                    8,000,000       8,000,000
Agency, 3.07%, 5/15/33, AMT, (FNMA Insured)

New York State Housing Finance                                                    2,000,000       2,000,000
Agency, 3.07%, 5/15/34, AMT, (FNMA Insured)

New York State Housing Finance                                                   14,770,000      14,770,000
Agency, 3.02%, 5/15/35, AMT, (FNMA Insured)

New York State Housing Finance                                                   15,970,000      15,970,000
Agency, 3.05%, 11/1/36, AMT, (LOC
Fleet National Bank)

New York State Local Government                                                  17,240,000      17,240,000
Assistance Corp., 2.95%, 4/1/25, (LOC
Landesbank Hessen)

New York State Local Government                                                   8,600,000       8,600,000

Assistance Corp., 2.97%, 4/1/25, (LOC
Bank of Nova Scotia)

New York State Mortgage Authority                                                12,000,000      12,000,000
Revenue, 2.97%, 4/1/35, AMT, (SPA
Dexia Credit Local)

Newburgh IDA, 3.02%, 10/1/30, (LOC KeyBank)                                       3,500,000       3,500,000

Niagara Falls, New York Bridge                                                    3,600,000       3,600,000
Commission, 3.00%, 10/1/19, (SPA
Credit Local De France, FGIC Insured)

Orange County IDA Civic Facility                                                  2,800,000       2,800,000
Revenue, Horton Medical Center, 2.98%,
12/1/22, (LOC FSA, SPA Fleet National Bank)

Orange County IDA Civic Facility                                                  4,500,000       4,500,000
Revenue, Horton Medical Center Series A,
2.98%, 12/1/22, (LOC FSA, SPA Fleet
National Bank)

Suffolk County Water Authority, 3.00%,                                            2,700,000       2,700,000
6/1/06, (SPA Bank of Nova Scotia)

Suffolk County Water Authority, 3.00%,                                            1,800,000       1,800,000
1/1/08, (SPA Bank of Nova Scotia)

Tompkins County IDA, 2.95%, 7/1/15,                                               7,000,000       7,000,000
(SPA Toronto Dominion Bank)

Tompkins County IDA, 2.95%, 7/1/30,                                               3,920,000       3,920,000
(SPA JP Morgan Chase Bank)

Triborough Bridge and Tunnel                                                      7,000,000       7,000,000
Authority, GO, 2.99%, 1/1/32,
(SPA Bank of America N.A.)

Westchester County IDA, 3.05%,                                                    6,205,000       6,205,000
12/1/32, (LOC Allied Irish Bank PLC)

Westchester County IDA Civic Facility                                             2,940,000       2,940,000
Revenue, Mercy College Project Series B,                                                        -----------
3.02%, 7/1/30, (LOC Keybank)

Total Variable Rate Demand Notes* (Cost $461,595,000)                                           461,595,000
                                                                                                -----------

Tax-Free Notes And Commercial Paper (19.5%)
New York (19.5%)

Long Island Power, 3.08%, 6/8/06,                                                22,100,000      22,100,000
(LOC JP Morgan Chase Bank)

Nassau County SSWFA, 3.00%, 4/3/06,                                               3,165,000       3,165,000
(LOC Bank of America)
Nassau County SSWFA, 3.03%, 4/5/06,                                               7,585,000       7,585,000
(LOC Bank of America)

New York Municipal Water, 3.10%,                                                 12,000,000      12,000,000
4/13/06, (LOC Westdeutsche Landesbank,
Bayerische Landesbank)

New York State, 3.10%, 2/21/06, (LOC                                              2,500,000       2,500,000
Bayerische Landesbank, Helaba)

New York State, 3.07%, 3/2/06, (LOC                                              25,000,000      25,000,000
JP Morgan Chase Bank, Bayerische
Landesbank, Liquidity Facility Helaba)

New York State Power Authority,                                                  22,000,000      22,000,000
3.07%, 3/3/06, (Liquidity Facility JP
Morgan Chase Bank, Bayerische
Landesbank, Dexia, Wachovia, Helaba,
State Street B&T Co.)

New York State Power Authority,                                                   5,000,000       5,000,000
3.03%, 4/5/06, (Liquidity Facility JP
Morgan Chase Bank, Bayerische
Landesbank, Dexia, Wachovia, Helaba,
State Street B&T Co.)

Syracuse GO, Series C, 4.00%, 6/30/06,                                           20,000,000      20,088,066
(LOC JP Morgan Chase Bank)                                                                      -----------

Total Tax-Free Notes And Commercial Paper (Cost $119,438,066)                                   119,438,066
                                                                                                -----------

                                                                                 Shares($)        Value($)
                                                                                -----------     -----------
Investment Companies (3.6%)
BlackRock Liquidity New York Money Fund                                          19,321,987      19,321,987
Portfolio Institutional Shares

Dreyfus New York Municipal Cash                                                   2,700,262       2,700,262
Management Fund Institutional Shares                                                            -----------

Total Investment Companies (Cost $22,022,249)                                                    22,022,249
                                                                                                -----------

Total Investments (Cost $603,055,315) (a) - 98.2%                                               603,055,315
                                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2006. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
IDA - Industrial Development Agency
MBIA - Municipal Bond Insurance Association
LOC - Letter of Credit
SPA - Standby Purchase Agreement

See notes to Schedules of Portfolio Investment.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)        Value($)
                                                                                -----------     -----------
U.S. Treasury Bills  * (100.3%)

3.74%, 2/2/06                                                                    13,685,000      13,683,588
3.73%, 2/9/06                                                                   194,280,000     194,119,492
3.82%, 2/16/06                                                                    5,725,000       5,716,008
4.02%, 2/23/06                                                                   46,875,000      46,760,285
4.03%, 3/2/06                                                                    14,855,000      14,807,153
3.88%, 3/9/06                                                                    23,090,000      23,001,187
3.84%, 3/16/06                                                                   54,050,000      53,804,479
4.16%, 3/23/06                                                                   22,285,000      22,157,485
4.21%, 3/30/06                                                                   10,585,000      10,515,013
4.18%, 4/6/06                                                                    13,925,000      13,822,675
4.18%, 4/13/06                                                                   10,707,000      10,619,855
4.31%, 4/20/06                                                                   35,810,000      35,479,314
4.22%, 4/27/06                                                                    9,730,000       9,634,354
4.12%, 5/4/06                                                                     6,178,000       6,114,121
4.14%, 5/11/06                                                                    6,795,000       6,718,947
4.12%, 5/18/06                                                                    6,000,000       5,928,450
4.13%, 5/25/06                                                                    5,518,000       5,447,679
4.21%, 6/1/06                                                                     5,000,000       4,931,167
4.29%, 6/8/06                                                                     5,000,000       4,925,564
4.32%, 6/15/06                                                                    6,000,000       5,905,307
4.33%, 6/22/06                                                                    6,000,000       5,900,125
                                                                                                -----------
Total U.S. Treasury Bills (Cost $499,992,248)                                                   499,992,248
                                                                                                -----------

Total Investments (Cost $499,992,248) - 100.3%                                                  499,992,248
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006

* Rate presented indicates the effective yield at time of purchase.

See notes to Schedules of Portfolio Investments.

HSBC Investor California Tax-Free Money Market Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)        Value($)
                                                                                -----------     -----------
Variable Rate Demand Notes* (77.4%)
California (77.4%)

ABAG Finance Authority for Nonprofit                                                900,000         900,000
Corporations Revenue, Point Loma
Nazarene University, 3.06%, 10/1/33,
(LOC Allied Irish Bank plc)

Alameda - Contra Costa Schools                                                    1,800,000       1,800,000
Financing Authority, 3.03%, 7/1/18,
(LOC Bank of Nova Scotia)

Antelope Valley California Health Care,                                           3,600,000       3,600,000
2.97%, 9/1/17, (LOC JP Morgan Chase
Bank)

California Health Facilities Financing                                            3,900,000       3,900,000
Authority Revenue, 2.97%, 7/1/33, (LOC
Bank of America)

California Health Facilities Financing                                            1,400,000       1,400,000
Authority Revenue, 3.00%, 7/1/35, (LOC
Bank of America)

California Infrastructure & Economic                                              2,900,000       2,900,000
Development Bank Revenue, 2.97%,
4/1/08, (Credit Support MBIA, SPA
Bank of America, SPA JP Morgan Chase Bank)

California Infrastructure & Economic                                              2,900,000       2,900,000
Development Bank Revenue, 2.97%,
7/1/32, (LOC Allied Irish Bank plc)

California State Daily Kindergarten                                               5,900,000       5,900,000
University B-2, 3.00%, 5/1/34, (LOC
Citibank, State Street & Co., National
Australia Bank)

California State Department of Water                                              5,000,000       5,000,000
Resources Power Supply Revenue, Series
B-4, 3.02%, 5/1/22, (LOC Bayerische
Landesbank)

California State Department of Water                                              2,500,000       2,500,000
Resources Supply Revenue, 3.15%,
5/1/11, (LOC Bank of Nova Scotia)

California State Department of Water                                              2,075,000       2,075,000
Resources Supply Revenue, 3.01%,
5/1/22, (LOC Bank of New York)

California State Department of Water                                              3,120,000       3,120,000
Resources Supply Revenue, Series C-1,
2.97%, 5/1/22, (LOC Dexia)

California State Department of Water                                              3,000,000       3,000,000
Resources Supply Revenue, Series C-13,
3.00%, 5/1/22, (FSA Insured, SPA Dexia

Credit Local)

California State Economic Recovery,                                               2,000,000       2,000,000
2.95%, 7/1/23, (LOC BNP Paribas)

California State Economic Recovery,                                               3,000,000       3,000,000
3.02%, 7/1/23, (LOC Citibank)

California State GO, 3.08%, 5/1/40,                                               4,000,000       4,000,000
(LOC Societe Generale)

California State GO, Series A, 2.94%,                                             3,500,000       3,500,000
5/1/40, (LOC Fortis Bank)

California State GO, Series B, 2.95%,                                             3,000,000       3,000,000
5/1/40, (LOC Depfa Bank plc)

California Statewide Community                                                    5,605,000       5,605,000
Development Authority Multifamily
Revenue, 3.02%, 11/15/36, AMT,
(Liquidity Facility Fannie Mae)

California Transportation Finance                                                 4,900,000       4,900,000
Authority, 3.00%, 10/1/27, (FSA Insured,
SPA Credit Suisse First Boston)

East Bay Municipal Utility District                                               1,190,000       1,190,000
Water System Revenue, 2.98%, 6/1/25,
(FSA Insured, SPA Dexia)

Fairfield California Industrial                                                   2,500,000       2,500,000
Development Authority Revenue, 3.03%,
4/1/12, AMT, (LOC Wells Fargo & Co.)

Fremont Certificate of Participation,                                             3,300,000       3,300,000
3.00%, 8/1/32, (SPA Dexia, AMBAC Insured)

Grant Joint Union High School District                                            3,000,000       3,000,000
Certificates Of Participation, 2.97%,
12/1/38, (Credit Support FSA, SPA
Dexia Credit Local)

Los Angeles Community                                                             1,200,000       1,200,000
Redevelopment Agency Certificates of
Participation, 2.94%, 12/1/14, (LOC
Wells Fargo & Co.)

Los Angeles County Housing Authority                                              4,000,000       4,000,000
for Multi-Family Housing Revenue,
Canyon Country Villas Project, 2.96%,
12/1/07, (FHLMC Insured)

Los Angeles Multi-family Revenue,                                                 4,700,000       4,700,000
2.95%, 4/15/33, AMT, (Credit Support FNMA)

Modesto California Multi-family                                                   1,470,000       1,470,000
Housing Revenue, 2.97%, 5/15/31,
(FNMA Insured)

Orange County California Apartment                                                6,500,000       6,500,000
Development Revenue, 2.98%, 8/1/08,
(LOC Freddie Mac)

Perris California Unified High School                                             1,830,000       1,830,000
District Certificate of Participation, 2.97%,
9/1/18, (FSA Insured, SPA Dexia Credit)

Pleasant Hill California Redevelopment                                            2,600,000       2,600,000
Agency Multifamily Revenue, 3.02%,

7/15/31, AMT, (Fannie Mae Insured)

Rancho Water District Financing                                                   2,900,000       2,900,000
Authority Revenue, 2.94%, 8/1/29, (LOC FGIC)
FGIC)

San Francisco City & County Housing                                               2,000,000       2,000,000
Authority, 3.07%, 9/1/49, AMT, (LOC
Citibank NA)

San Francisco City & County                                                       3,225,000       3,225,000
Redevelopment Agency, Maria Manor
Apartments, 3.05%, 12/1/33, AMT,
(LOC Citibank NA)

San Jose California Multifamily Housing                                           1,700,000       1,700,000
Revenue, 3.02%, 4/15/36, AMT, (LOC
Bank of America)

Santa Clara County - El Camino                                                    6,000,000       6,000,000
California Hospital District Hospital
Facilities Authority Revenue, ACES -
Lease - Valley Medical Center Project,
Series A, 3.00%, 8/1/15, (LOC State
Street B&T Co)

Santa Clara County - El Camino                                                    6,860,000       6,860,000
California Hospital District Hospital
Facilities Authority Revenue, ACES -
Lease - Valley Medical Center Project,
Series B, 3.00%, 8/1/15, (LOC State
Street B&T Co)

Santa Clara Valley Transportation                                                 5,880,000       5,880,000
Authority Sales Tax Revenue, 2.99%,
6/1/26, (LOC AMBAC, SPA Depfa)

South Bay Regional Public                                                         1,415,000       1,415,000
Communications Authority Revenue,
3.01%, 1/1/31, (LOC Allied Irish Bank plc)

South Bay Regional Public                                                           965,000         965,000
Communications Authority Revenue,
3.01%, 1/1/31, (LOC Allied Irish Bank plc)

Southern California Public Power                                                  1,600,000       1,600,000
Authority, 2.98%, 7/1/09, (Credit Support                                                       -----------
AMBAC, SPA Morgan Guaranty Trust)

Total Variable Rate Demand Notes* (Cost $129,835,000)                                           129,835,000
                                                                                                -----------

Tax-Free Notes And Commercial Paper (21.4%)
California (21.4%)

California Infrastructure & Economic                                              2,300,000       2,299,947
Development, 2.75%, 2/8/06, (LOC Bank
of America)

California State Community                                                        2,015,000       2,015,000
Development, 3.03%, 2/1/06, (LOC
Citigroup)

Long Beach California Harbor Revenue,                                             2,155,000       2,151,675
2.50%, 5/15/06, AMT, (FGIC Insured)

Los Angeles County, California, 4.00%, 6/30/06                                    8,000,000       8,030,181

Los Angeles Lease, 3.00%, 2/6/06,                                                 7,000,000       7,000,000
(LOC Westdeutsche Landesbank, JP
Morgan Chase Bank, Bayerische
Landesbank)

San Diego Airport, 2.87%, 2/8/06,                                                 6,900,000       6,900,000
(LOC BNP Paribas)

San Diego Airport, 3.05%, 2/8/06,                                                 2,500,000       2,500,000
(LOC BNP Paribas)

San Francisco California Public Utilities,                                        5,000,000       5,000,000
3.08%, 3/8/06, (LOC Bank of America)                                                            -----------

Total Tax-Free Notes And Commercial Paper (Cost $35,896,803)                                     35,896,803
                                                                                                -----------
                                                                                   Shares
                                                                                   ------
Investment Companies (1.1%)

BlackRock Provident California                                                    1,820,443       1,820,443
Institutional Shares

Federated California Municipal Cash                                                      42              42
Trust                                                                                           -----------

Total Investment Companies (Cost $1,820,485)                                                      1,820,485
                                                                                                -----------

Total Investments (Cost $167,552,288) (a) - 99.9%                                               167,552,288
                                                                                                ===========

----------

Percentages indicated are based on net assetsat January 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement

See notes to Schedules of Portfolio Investments.

HSBC Investor Limited Maturity Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)
                                                                                 or Shares       Value($)
                                                                                -----------     -----------
U.S. Government and Government Agency Obligations (43.7%)
Federal Home Loan Mortgage Corp. (8.1%)

Pool #C01188, 7.00%, 6/1/31                                                         232,673         241,506
Pool #C75371, 6.00%, 1/1/33                                                         505,042         510,989
Pool #C90893, 5.50%, 4/1/25                                                         647,784         646,321
Pool #C90909, 5.50%, 7/1/25                                                         669,010         667,498
                                                                                                -----------
                                                                                                  2,066,314
                                                                                                -----------

Federal National Mortgage Association (24.4%)

Pool #254693, 5.50%, 4/1/33                                                       1,492,025       1,479,242
Pool #535063, 6.50%, 12/1/14                                                        250,913         257,771
Pool #535933, 6.50%, 5/1/31                                                         172,616         177,332
Pool #593187, 7.00%, 11/1/31                                                        514,398         534,811
Pool #735060, 6.00%, 11/1/34                                                        978,721         988,699
Pool #735224, 5.50%, 2/1/35                                                         375,649         372,430
Pool #740686, 6.50%, 10/1/33                                                        609,864         626,635
Pool #770415, 5.00%, 4/1/34                                                       1,312,678       1,270,934
Pool #781560, 4.49%, 10/1/34, (a)                                                   484,476         478,672
                                                                                                -----------
                                                                                                  6,186,526
                                                                                                -----------

U.S. Treasury Notes (11.2%)

4.25%, 11/30/07                                                                   1,450,000       1,442,863
4.875%, 2/15/12                                                                     250,000         254,580
4.00%, 2/15/15                                                                      940,000         902,400
4.50%, 11/15/15                                                                     260,000         259,401
                                                                                                -----------
                                                                                                  2,859,244
                                                                                                -----------
Total U.S. Government and Government Agency Obligations (Cost                                    11,112,084
$11,111,468)                                                                                    -----------

Corporate Obligations (27.3%)
Auto Manufacturers (1.5%)

DaimlerChrysler North American                                                      400,000         388,842
Holdings, 4.05%, 6/4/08                                                                         -----------

Banks (1.2%)

Sovereign Bank, 5.125%, 3/15/13                                                     300,000         292,586
                                                                                                -----------

Electric (1.0%)

Progress Energy, Inc., 4.88%, 11/14/08, (a)                                         250,000         250,005
                                                                                                -----------

Finance (8.5%)

American General Finance Corp.,                                                     500,000         493,277
4.875%, 5/15/10

Ford Motor Credit Corp., 5.80%, 1/12/09                                             475,000         430,971

General Motors Acceptance Corp.,                                                    250,000         247,538
4.50%, 7/15/06 (c)

General Motors Acceptance Corp.,                                                    500,000         460,991
4.375%, 12/10/07

Met Life Global Funding I, 4.50%,                                                   350,000         341,864
5/5/10, (b)

Residential Capital Corp., 6.125%, 11/21/08                                         200,000         202,040
                                                                                                -----------
                                                                                                  2,176,681
                                                                                                -----------

Media (3.7%)

Time Warner Entertainment, 8.875%, 10/1/12                                          550,000         637,373

Tribune Co., 4.875%, 8/15/10                                                        300,000         291,508
                                                                                                -----------
                                                                                                    928,881
                                                                                                -----------

Pharmaceuticals (1.3%)

American Home Products, 6.95%, 3/15/11                                              300,000         322,815
                                                                                                -----------

Retail (3.4%)

Fred Meyer, Inc., 7.45%, 3/1/08                                                     350,000         364,053

May Department Stores Co., 5.75%, 7/15/14                                           500,000         506,656
                                                                                                -----------
                                                                                                    870,709
                                                                                                -----------
Telecommunications (4.5%)

AT&T, Inc., 5.10%, 9/15/14                                                          400,000         387,805

Comcast Corp., 4.95%, 6/15/16                                                       400,000         371,724

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                                         400,000         399,103
                                                                                                -----------
                                                                                                  1,158,632
                                                                                                -----------

Transportation (2.2%)

Burlington Northern Santa Fe Railway                                                279,656         273,697
Co., 4.83%, 1/15/23

Union Pacific Railroad, 5.08%, 1/2/29                                               299,958         293,559
                                                                                                -----------
                                                                                                    567,256
                                                                                                -----------
Total Corporate Obligations (Cost $7,082,442)                                                     6,956,407
                                                                                                -----------

Collateralized Mortgage Obligations (18.4%)

Banc of America Commercial Mortgage,                                                227,000         226,042
Inc. Series 2005-6, Class AM, 5.18%, 9/10/47

Citigroup Mortgage Loan Trust, Inc.                                                 377,533         375,094
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Commercial Mortgage Pass-Through                                                    299,938         299,925
Certificate Series 2005-FL11, Class A1,
4.62%, 11/15/17, (a) (b)

Countrywide Alternative Loan Trust                                                  670,944         659,830
Series 2004-30CB, Class 3A1, 5.00%, 2/25/20

Countrywide Home Loans Series                                                       460,799         460,155
2005-HYB8, Class 2A1, 5.41%,
12/20/35, (a)

Freddie Mac Remic Series R004, Class                                                600,000         596,747
AL, 5.125%, 12/15/13

Freddie Mac Series 2962, Class CJ,                                                  593,064         596,590
5.50%, 11/15/23

Greenwich Capital Commercial Funding                                                360,000         359,578
Corp. Series 2005-GG5, Class A2,
5.12%, 4/10/37

JP Morgan Chase Commercial Mortgage                                                 325,000         324,882
Securities Corp. Series 2005-LDP5,
Class AM, 5.22%, 12/15/44

LB-UBS Commercial Mortgage Trust                                                    300,000         301,488

Series 2006-C1, Class A4, 5.16%, 2/15/31

Morgan Stanley Capital I Series                                                     330,000         331,803
2006-T21, Class A4, 5.16%, 10/12/52

Nomura Asset Acceptance Corp. Series                                                150,000         149,998
2006-AP1, Class A2, 5.515%, 2/25/36                                                             -----------

Total Collateralized Mortgage Obligations (Cost $4,709,412)                                       4,682,132
                                                                                                -----------

Asset Backed Securities (9.1%)

Asset Backed Funding Certificates Series                                            442,051         426,568
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                                                400,000         394,302
Series 2003-2, Class A4A, 1.96%, 1/15/09

Carmax Auto Owner Trust Series                                                      500,000         493,497
2004-2, Class A3, 3.00%, 9/15/08

Chase Issuance Trust 2005, Class A8,                                                500,000         500,182
4.51%, 10/15/12, (a)

DaimlerChrysler Auto Trust Series                                                   500,000         494,070
2005-B, Class A3, 4.04%, 9/8/09                                                                 -----------

Total Asset Backed Securities (Cost $2,327,606)                                                   2,308,619
                                                                                                -----------
Investment Companies (4.4%)
HSBC Investor Money Market Fund Class Y Shares *                                  1,130,678       1,130,678
                                                                                                -----------
Total Investment Companies (Cost $1,130,678)                                                      1,130,678
                                                                                                -----------
Securities Held as Collateral for
Securities on Loan (1.0%)

Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                                  252,500         252,500
                                                                                                -----------
Total Securities Held as Collateral
for Securities on Loan (Cost $252,500)                                                              252,500
                                                                                                -----------
Total Investments (Cost $26,614,106) - 103.9%                                                    26,442,420
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)   All or a portion of the security was on loan as of January 31, 2006.

*     Investment in affiliate.

See notes to Schedules of Portfolio Investments.

HSBC Investor Fixed Income Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)
                                                                                 or Shares        Value($)
                                                                                -----------     -----------
U.S. Government and Government Agency Obligations (38.0%)
Federal Home Loan Mortgage Corp. (10.3%)

Pool #C00368, 8.50%, 10/1/24                                                         39,593          42,976
Pool #C00922, 8.00%, 2/1/30                                                         272,069         290,331
Pool #C54447, 7.00%, 7/1/31                                                          39,954          41,470
Pool #C60712, 6.50%, 11/1/31                                                        663,291         680,789
Pool #C80387, 6.50%, 4/1/26                                                          40,768          41,943
Pool #C90893, 5.50%, 4/1/25                                                       2,431,095       2,425,603
Pool #C90909, 5.50%, 7/1/25                                                       2,611,520       2,605,620
Pool #D62926, 6.50%, 8/1/25                                                          32,144          33,069
Pool #G00951, 6.00%, 7/1/28                                                         374,662         379,702
Pool #G01317, 7.00%, 10/1/31                                                        225,149         233,696
Pool #G01857, 5.00%, 10/1/33                                                      2,204,305       2,136,975
Pool #G01858, 5.00%, 7/1/34                                                       2,700,813       2,613,434
                                                                                                -----------
                                                                                                 11,525,608
                                                                                                -----------

Federal National Mortgage Association (20.3%)

Pool #253438, 8.50%, 9/1/30                                                          71,138          77,055
Pool #254693, 5.50%, 4/1/33                                                       5,868,631       5,818,345
Pool #329530, 7.00%, 12/1/25                                                        119,765         124,821
Pool #329655, 7.00%, 11/1/25                                                         51,624          53,804
Pool #356905, 5.89%, 10/1/36, (a)                                                   285,140         292,188
Pool #398958, 6.50%, 10/1/12                                                         92,772          95,300
Pool #535332, 8.50%, 4/1/30                                                          63,554          68,860
Pool #535440, 8.50%, 8/1/30                                                          72,862          78,923
Pool #535608, 9.50%, 4/1/30                                                         141,703         156,405
Pool #548965, 8.50%, 7/1/30                                                          62,496          67,695
Pool #568486, 7.00%, 1/1/31                                                          40,378          41,982
Pool #573752, 8.50%, 2/1/31                                                          59,646          64,608
Pool #575328, 6.50%, 4/1/31                                                          90,897          93,381
Pool #623129, 6.50%, 1/1/32                                                       1,036,250       1,064,562
Pool #725232, 5.00%, 3/1/34                                                       1,825,531       1,770,382
Pool #735224, 5.50%, 2/1/35                                                       3,753,802       3,721,638
Pool #781560, 4.49%, 10/1/34, (a)                                                 1,846,147       1,824,031
Pool #817347, 6.00%, 7/1/35                                                       2,557,810       2,583,842
Pool #827171, 6.00%, 6/1/35                                                       4,620,706       4,667,734
                                                                                                -----------
                                                                                                 22,665,556
                                                                                                -----------

Government National Mortgage Association (0.5%)

Pool #346406, 7.50%, 2/15/23                                                         77,539          82,182
Pool #412530, 7.50%, 12/15/25                                                       110,661         116,918
Pool #780804, 10.00%, 12/15/20                                                       91,641         101,644
Pool #780826, 9.50%, 5/15/18                                                         53,410          58,562
Pool #781300, 7.00%, 6/15/31                                                        203,631         213,912
                                                                                                -----------
                                                                                                    573,218
                                                                                                -----------

U.S. Treasury Bonds (1.2%)

5.375%, 2/15/31                                                                   1,205,000       1,326,535
                                                                                                -----------

U.S. Treasury Notes (5.7%)

3.875%, 9/15/10                                                                   1,170,000       1,139,333
4.00%, 2/15/15                                                                    5,465,000       5,246,400
                                                                                                -----------
                                                                                                  6,385,733
                                                                                                -----------

Total U.S. Government and Government Agency Obligations (Cost                                    42,476,650
$42,601,139)                                                                                    -----------

Corporate Obligations (33.0%)
Auto Manufacturers (1.4%)

DaimlerChrysler North American                                                    1,575,000       1,531,064
Holdings, 4.05%, 6/4/08                                                                         -----------

Banks (0.9%)

Sovereign Bank, 5.125%, 3/15/13                                                   1,075,000       1,048,432
                                                                                                -----------
Business Services (1.0%)

Xerox Corp., 9.75%, 1/15/09                                                       1,000,000       1,106,250
                                                                                                -----------
Chemicals (1.9%)

Nova Chemicals Corp., 7.00%, 5/15/06                                              1,200,000       1,204,500

Nova Chemicals Corp., 7.40%, 4/1/09                                                 900,000         918,000
                                                                                                -----------
                                                                                                  2,122,500
                                                                                                -----------

Colleges & Universities (1.1%)

Tulane University of Louisiana, 5.17%,                                            1,200,000       1,209,000
11/15/12, (a) (b)                                                                               -----------

Electric (0.9%)

Progress Energy, Inc., 4.88%, 11/14/08, (a)                                       1,000,000       1,000,019
                                                                                                -----------

Finance (8.0%)

American General Finance Corp., 4.875%, 5/15/10                                   2,100,000       2,071,768

Ford Motor Credit Corp., 5.80%, 1/12/09                                           1,600,000       1,451,693

General Motors Acceptance Corp.,                                                  1,250,000       1,237,691
4.50%, 7/15/06 (e)

General Motors Acceptance Corp.,                                                  1,900,000       1,751,764
4.375%, 12/10/07

Met Life Global Funding I, 4.50%, 5/5/10, (b)                                     1,500,000       1,465,131

Residential Capital Corp., 6.125%, 11/21/08                                       1,000,000       1,010,198
                                                                                                -----------

                                                                                                  8,988,245
                                                                                                -----------

Media (3.6%)

Comcast Corp., 6.50%, 11/15/35                                                    1,400,000       1,402,392
News America Inc., 6.40%, 12/15/35, (b)                                           1,300,000       1,294,543

Tribune Co., 4.875%, 8/15/10                                                      1,350,000       1,311,784
                                                                                                -----------
                                                                                                  4,008,719
                                                                                                -----------

Minerals (0.4%)

Vale Overseas Ltd., 6.25%, 1/11/16                                                  450,000         450,000
                                                                                                -----------
Pharmaceuticals (1.2%)

American Home Products, 6.95%, 3/15/11                                            1,250,000       1,345,063
                                                                                                -----------

Retail (3.4%)

Fred Meyer, Inc., 7.45%, 3/1/08                                                   1,500,000       1,560,228
May Department Stores Co., 6.65%, 7/15/24                                         2,200,000       2,293,005
                                                                                                -----------
                                                                                                  3,853,233
                                                                                                -----------

Telecommunications (8.5%)

AOL Time Warner, Inc., 7.70%, 5/1/32                                              1,500,000       1,682,726
AT&T, Inc., 5.10%, 9/15/14                                                        1,750,000       1,696,645
New Cingular Wireless Services, Inc., 8.75%, 3/1/31                                 650,000         851,771

Sprint Capital Corp., 8.75%, 3/15/32                                              1,000,000       1,307,722
Time Warner Entertainment Co.,                                                    1,300,000       1,505,660
8.375%, 3/15/23

Verizon Global Funding Corp., 7.75%, 12/1/30                                        850,000         987,417

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                                       1,400,000       1,396,864
                                                                                                -----------

                                                                                                  9,428,805
                                                                                                -----------

Transportation (0.7%)

Burlington Northern Santa Fe Railway                                                312,307         357,461
Co., 7.57%, 1/2/21

Union Pacific Corp., 6.85%, 1/2/19                                                  432,401         469,501
                                                                                                -----------
                                                                                                    826,962
                                                                                                -----------
Total Corporate Obligations (Cost $37,390,983)                                                   36,918,292
                                                                                                -----------

Collateralized Mortgage Obligations (20.4%)

Banc of America Commercial Mortgage,                                                675,000         722,145
Inc. Series 2000-2, Class A2, 7.20%, 5/15/10

Banc of America Commercial Mortgage,                                                900,000         896,202
Inc. Series 2005-6, Class AM, 5.18%, 9/10/47

Citigroup Mortgage Loan Trust, Inc.                                               1,185,160       1,177,503
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Commercial Mortgage Pass-Through                                                  1,219,749       1,219,694
Certificate Series 2005-FL11, Class A1,
4.62%, 11/15/17, (a) (b)

Countrywide Alternative Loan Trust                                                2,407,012       2,367,141
Series 2004-30CB, Class 3A1, 5.00%, 2/25/20

Countrywide Home Loans Series                                                     1,730,346       1,727,927
2005-HYB8, Class 2A1, 5.41%, 12/20/35, (a)

DLJ Mortgage Acceptance Corp. IO                                                    452,122           3,698
Series 1997-CF1, Class S, 0.91%,
5/15/30, (a) (b) (c)

Fannie Mae IO Series 2000-16, Class                                                  92,088           6,668
PS, 4.07%, 10/25/29, (a) (c)

Fannie Mae IO Series 2000-32, Class                                                  37,904           1,864
SV, 4.13%, 3/18/30, (a) (c)

Fannie Mae IO Series 2001-4, Class SA,                                              328,184          15,980
3.08%, 2/17/31, (a) (c)

Fannie Mae IO Series 270, Class 2,                                                   69,188          17,515
8.50%, 9/1/23, (c)

Fannie Mae IO Series 296, Class 2,                                                   78,357          19,459
8.00%, 4/1/24, (c)

Fannie Mae IO Series 306, Class IO,                                                 100,047          23,097
8.00%, 5/1/30, (c)

FHA Weyerhauser, 7.43%, 1/1/24, (d)                                                  34,518          34,518

First Union-Chase Commercial                                                        567,137         588,942
Mortgage Series 1999-C2, Class A2,
6.645%, 6/15/31

Freddie Mac IO Series 1534, Class K,                                                215,043          10,564
2.90%, 6/15/23, (a) (c)

Freddie Mac IO Series 2141, Class SD,                                               156,245          13,836

3.68%, 4/15/29, (a) (c)

Freddie Mac IO Series 2247, Class SC,                                               107,476           4,825
3.03%, 8/15/30, (a) (c)

Freddie Mac Series 2894, Class QA,                                                3,863,077       3,897,517
5.50%, 12/15/24

Freddie Mac Series 2962, Class CJ,                                                2,281,016       2,294,577
5.50%, 11/15/23

GMAC Commercial Mortgage                                                            150,317           1,082
Securities, Inc. IO Series 1996-C1, Class
X2, 5.30%, 10/15/28, (a) (c)

Government National Mortgage                                                         99,466           7,015
Association IO Series 1999-30, Class S,
4.13%, 8/16/29, (a) (c)

Government National Mortgage                                                        128,921           7,566
Association IO Series 1999-30, Class SA,
3.53%, 4/16/29, (a) (c)

Government National Mortgage                                                         40,962             825
Association IO Series 1999-32, Class SB,
3.53%, 7/16/27, (a) (c)

Greenwich Capital Commercial Funding                                              1,350,000       1,348,417
Corp. Series 2005-GG5, Class A2,
5.12%, 4/10/37

GS Mortgage Securities Corp. IO Series                                              366,048           4,101
1997-GL, Class X2, 0.87%, 7/13/30, (a) (c)

JP Morgan Chase Commercial Mortgage                                               1,280,000       1,279,535
Securities Corp. Series 2005-LDP5,
Class AM, 5.22%, 12/15/44

LB-UBS Commercial Mortgage Trust                                                    208,835         213,375
Series 2000-C3, Class A1, 7.95%, 7/15/09

LB-UBS Commercial Mortgage Trust                                                  1,300,000       1,306,448
Series 2006-C1, Class A4, 5.16%, 2/15/31

Morgan Stanley Capital I Series                                                   1,480,000       1,488,087
2006-T21, Class A4, 5.16%, 10/12/52

Nomura Asset Acceptance Corp. Series                                                750,000         749,991
2006-AP1, Class A2, 5.515%, 2/25/36

PNC Mortgage Acceptance Corp. Series                                                600,000         645,029
2000-C2, Class A2, 7.30%, 10/12/33

Salomon Brothers Mortgage Securities                                                650,000         683,145
                                                                                                -----------
VII Series 2000-C3, Class A2, 6.59%, 12/18/33

Total Collateralized Mortgage Obligations (Cost $22,874,244)                                     22,778,288
                                                                                                -----------

Asset Backed Securities (5.3%)

Asset Backed Funding Certificates Series                                          1,552,705       1,498,319
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                                              1,450,000       1,429,346
Series 2003-2, Class A4A, 1.96%, 1/15/09

DaimlerChrysler Auto Trust Series                                                 1,500,000       1,456,457
2004-C, Class A4, 3.28%, 12/8/09

DaimlerChrysler Auto Trust Series                                                   950,000         938,732
2005-B, Class A3, 4.04%, 9/8/09

Peco Energy Transition Trust Series                                                 600,000         643,765
2000-A, Class A3, 7.625%, 3/1/10                                                                -----------

Total Asset Backed Securities (Cost $6,000,887)                                                   5,966,619
                                                                                                -----------
Municipal Bonds (0.9%)
Environmental Services (0.9%)

Louisiana Local Government                                                          850,000         955,528
                                                                                                -----------
Environmental Facilities & Community
Development, 6.30%, 7/1/30, (LOC
AMBAC)

Total Municipal Bonds (Cost $930,709)                                                               955,528
                                                                                                -----------
Investment Companies (5.1%)

HSBC Investor Money Market Fund Class Y Shares *                                  5,745,792       5,745,792
                                                                                                -----------

Total Investment Companies (Cost $5,745,792)                                                      5,745,792
                                                                                                -----------
Securities Held as Collateral for
Securities on Loan (1.1%)

Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                                1,262,500       1,262,500
                                                                                                -----------
Total Securities Held as Collateral
for Securities on Loan (Cost $1,262,500)                                                          1,262,500
                                                                                                -----------

Total Investments (Cost $116,806,254) - 103.8%                                                  116,103,669
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on January 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate presented represents the rates that were in effect on January 31, 2006. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The investment manager, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(e)   All or a portion of the security was on loan as of January 31, 2006.

* Investment in affiliate.

AMBAC - American Municipal Bank Assurance Corp.
LOC - Letter of Credit

See notes to Schedules of Portfolio Investments.

HSBC Investor High Yield Fixed Income Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)       Value($)
                                                                                -----------     -----------
Corporate Obligations (96.5%)
Advertising Services (1.0%)

R.H. Donnelley Corp., 6.875%,                                                        90,000          82,575
1/15/13, Callable 1/15/09 @ 103.438 (a)                                                         -----------

Aerospace/Defense - Equipment (1.2%)

DRS Technologies, Inc., 7.625%,                                                     100,000         101,500
2/1/18, Callable 2/1/11 @ 103.813                                                               -----------

Building & Construction Products (1.6%)

Ply Gem Industries, Inc., 9.00%,                                                    150,000         129,750
2/15/12, Callable 2/18/08 @ 104.50                                                              -----------

Cable Television (5.8%)

Cablevision Systems Corp., 8.00%, 4/15/12                                           250,000         238,125

Mediacom LLC, 7.875%, 2/15/11,                                                      250,000         236,250
Callable 02/15/06 @103.938                                                                      -----------

                                                                                                    474,375
                                                                                                -----------

Chemicals (3.1%)

JohnsonDiversey, Inc., 9.625%, 5/15/12,                                             250,000         253,750
Callable 5/15/07 @ 104.813                                                                      -----------

Commercial Services (3.2%)

Iron Mountain, Inc., 8.625%, 4/1/13,                                                250,000         260,625
Callable 4/1/06 @ 104.313                                                                       -----------

Containers - Paper/Plastic (2.7%)

Solo Cup Co., 8.50%, 2/15/14, Callable                                              250,000         220,625
02/15/2009 @ 104.250                                                                            -----------

Diversified Operations (1.3%)

Stripes Acquisition LLC/Susser Finance                                              100,000         103,500
                                                                                                -----------
Corp., 10.625%, 12/15/13, Callable
12/15/2009 @ 105.313 (a)

Electric (2.0%)

AES Corp., 7.75%, 3/1/14                                                             60,000          63,300
CMS Energy Corp., 6.875%, 12/15/15                                                  100,000         101,000
                                                                                                -----------
                                                                                                    164,300
                                                                                                -----------

Energy (4.9%)

Massey Energy Co., 6.875%, 12/15/13,                                                100,000         100,875
Callable 12/15/09 @ 103.44 (a)

Mirant North America LLC, 7.375%,                                                    50,000          50,875
12/31/13, Callable 12/31/09 @ 103.688 (a)

Williams Cos., 6.375%, 10/1/10 (a)                                                  250,000         251,250
                                                                                                -----------
                                                                                                    403,000
                                                                                                -----------

Finance (10.7%)

Basell AF SCA, 8.375%, 8/15/15,                                                     250,000         249,688
Callable 8/15/10 @ 104.188 (a)

CCM Merger, Inc., 8.00%, 8/1/13,                                                    250,000         243,750
Callable 8/1/09 @ 104 (a)

Ford Motor Credit Co., 7.375%, 10/28/09                                             100,000          93,560

General Motors Accept Corp., 6.875%, 8/28/12                                        300,000         284,766
                                                                                                -----------
                                                                                                    871,764
                                                                                                -----------

Gambling (7.2%)

Greektown Holdings, 10.75%, 12/1/13,                                                100,000          99,500
Callable 12/01/10 @ 105.375 (a)

Isle of Capri Casinos, Inc., 7.00%,                                                 250,000         245,313
3/1/14, Callable 3/1/09 @ 103.50

Kerzner International Ltd., 6.75%,                                                  250,000         243,750
10/1/15, Callable 10/1/10 @ 103.375                                                             -----------

                                                                                                    588,563
                                                                                                -----------

Leisure (4.4%)

AMC Entertainment, Inc., 11.00%,                                                    100,000         100,000
2/1/16, Callable 2/1/11 @ 105.50 (a)

K2, Inc., 7.375%, 7/1/14, Callable                                                  258,000         258,645
7/1/09 @ 103.688                                                                                -----------

                                                                                                    358,645
                                                                                                -----------

Oil & Gas (13.8%)

Chaparral Energy, Inc., 8.50%, 12/1/15,                                             100,000         105,500
Callable 12/01/10 @104.25 (a)

Chesapeake Energy Corp., 6.875%,                                                    250,000         255,000
1/15/16, Callable 1/15/09 @ 103.438

Clayton Williams Energy, Inc., 7.75%,                                               100,000          98,375
8/1/13, Callable 08/01/2009 @ 103.875

Colorado Interstate Gas, 6.80%,                                                     150,000         155,852
11/15/15, (a)

Compton Petroleum Finance Corp.,                                                    250,000         254,999
7.625%, 12/1/13, Callable 12/01/09 @
103.813 (a)

El Paso Production Holdings, 7.75%,                                                 150,000         158,625
6/1/13, Callable 6/1/08 @ 103.875

Inergy LP/Inergy Finance, 8.25%,                                                    100,000         101,250
3/1/16, Callable 3/1/11 @ 104.125 (a)                                                           -----------

                                                                                                  1,129,601
                                                                                                -----------

Paper & Related Products (6.5%)

Abitibi-Consolidated Co. of Canada,                                                 250,000         235,000
8.375%, 4/1/15

Exopac Holding Corp., 11.25%, 2/1/14,                                                50,000          50,500
Callable 2/1/10 @ 105.625 (a)

Georgia-Pacific Corp., 7.70%, 6/15/15                                               250,000         244,375
                                                                                                -----------
                                                                                                    529,875
                                                                                                -----------

Pharmacy Services (1.2%)

Omnicare, Inc., 6.75%, 12/15/13,                                                    100,000         100,000
Callable 12/15/09 @ 103.375                                                                     -----------

Publishing (2.9%)

Morris Publishing, 7.00%, 8/1/13,                                                   250,000         233,125
Callable 8/1/08 @ 103.50                                                                        -----------

Rental Auto/Equipment (1.3%)

Hertz Corp., 8.875%, 1/1/14, Callable                                               100,000         103,250
01/01/10 @ 104.44 (a)                                                                           -----------

Research and testing services (0.6%)

Cie Gen Geophysique, 7.50%, 5/15/15,                                                 50,000          51,875
                                                                                                -----------
Callable 5/15/10 @ 103.75 (a)

Retail (5.2%)

Landry's Restaurants, Inc., 7.50%,                                                  200,000         189,000
12/15/14, Callable 12/15/09 @ 103.75

The Jean Coutu Group PJC, Inc.,                                                     250,000         238,125
8.50%, 8/1/14, Callable 8/1/09 @ 104.25                                                         -----------

                                                                                                    427,125
                                                                                                -----------

Steel (4.2%)

AK Steel Corp., 7.75%, 6/15/12,                                                     200,000         195,000
Callable 6/15/07 @ 103.875

Gibraltar Industries, Inc., 8.00%,                                                  150,000         150,375
12/1/15, Callable 12/1/10 @ 104 (a)                                                             -----------

                                                                                                    345,375
                                                                                                -----------

Telecommunications (8.7%)

Centennial Communications Corp.,                                                    100,000         103,500
10.00%, 1/1/13, Callable 01/01/09 @ 107.50 (a)

Cincinnati Bell, Inc., 8.375%, 1/15/14,                                             250,000         245,625
Callable 1/15/09 @ 104.1885

Insight Midwest L.P., 9.75%, 10/1/09,                                               250,000         258,125
Callable 10/1/06 @ 101.625

Wind Acquisition Financial SA,                                                      100,000         106,625
10.75%, 12/1/15, Callable 12/1/10 @105.375 (a)                                                  -----------

                                                                                                    713,875
                                                                                                -----------

Waste Disposal (3.0%)

Allied Waste North America, Inc.,                                                   250,000         241,875
7.375%, 4/15/14, Callable 4/15/09 @ 103.688                                                     -----------

Total Corporate Obligations (Cost $7,828,374)                                                     7,888,948
                                                                                                -----------

                                                                                  Shares         Value($)
                                                                                -----------     -----------
Investment Companies (2.1%)
Investors Bank Trust Cash Reserve                                                   169,692         169,692
                                                                                                -----------
Total Investment Companies (Cost $169,692)                                                          169,692
                                                                                                -----------

Total Investments (Cost $7,998,066) - 98.6%                                                       8,058,640
                                                                                                ===========

----------

Percentages indicated are based on net assets of at January 31, 2006

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                  Shares          Value($)
                                                                                -----------     -----------
Common Stocks (97.3%)
Aerospace & Defense (2.9%)

General Dynamics Corp.                                                               10,650       1,239,234
The Boeing Co.                                                                        5,600         382,536
                                                                                                -----------
                                                                                                  1,621,770
                                                                                                -----------

Business Services (2.5%)

Paychex, Inc.                                                                        37,800       1,374,030
                                                                                                -----------

Chemicals (3.0%)

Monsanto Co.                                                                         19,650       1,662,587
                                                                                                -----------

Computer Software (9.3%)

Adobe Systems, Inc.                                                                  28,200       1,120,103
AutoDesk, Inc.                                                                        7,250         294,278
Automatic Data Processing, Inc.                                                      15,400         676,676
CheckFree Corp. (a)                                                                  15,200         787,664
Microsoft Corp.                                                                      50,550       1,422,982
SAP AG ADR                                                                           16,100         827,057
                                                                                                -----------
                                                                                                  5,128,760
                                                                                                -----------

Computers (2.8%)

Apple Computer, Inc. (a)                                                             20,350       1,536,629
                                                                                                -----------
Consumer Products (4.9%)

Colgate-Palmolive Co.                                                                 9,650         529,689
Harman International Industries, Inc.                                                 5,450         599,500
PepsiCo, Inc.                                                                         8,900         508,902
The Procter & Gamble Co.                                                             17,950       1,063,178
                                                                                                -----------
                                                                                                  2,701,269
                                                                                                -----------

Diversified Manufacturing Operations (3.9%)

Caterpillar, Inc.                                                                    12,650         858,935
General Electric Co.                                                                 39,962       1,308,756
                                                                                                -----------
                                                                                                  2,167,691
                                                                                                -----------

Electronic Components & Semiconductors (3.9%)

Broadcom Corp. (a)                                                                   11,000         750,200
Maxim Integrated Products, Inc.                                                      11,400         467,856
Microchip Technology, Inc.                                                           25,150         943,377
                                                                                                -----------
                                                                                                  2,161,433
                                                                                                -----------

Financial Services (15.2%)

Franklin Resources, Inc.                                                             12,600       1,241,099
Goldman Sachs Group, Inc.                                                             3,850         543,813
Legg Mason, Inc.                                                                     17,000       2,204,899
Moody's Corp.                                                                        10,050         636,366
Morningstar, Inc. (a)                                                                   350          13,486
Robert Half International, Inc.                                                      22,650         827,405
SLM Corp.                                                                            43,050       2,409,077
The Chicago Mercantile Exchange Holdings, Inc.                                        1,150         486,738
                                                                                                -----------

                                                                                                  8,362,883
                                                                                                -----------

Health Care (10.5%)

Alcon, Inc.                                                                          10,250       1,311,180

DENTSPLY International, Inc.                                                          9,300         499,410
Medtronic, Inc.                                                                      21,450       1,211,282
Stryker Corp.                                                                        11,850         591,315
UnitedHealth Group, Inc.                                                             36,500       2,168,829
                                                                                                -----------
                                                                                                  5,782,016
                                                                                                -----------

Hotels & Lodging (2.2%)

Las Vegas Sands Corp. (a)                                                            15,800         811,330
Starwood Hotels & Resorts Worldwide, Inc.                                             6,750         410,468
                                                                                                -----------
                                                                                                  1,221,798
                                                                                                -----------

Insurance (0.9%)

AFLAC, Inc.                                                                          11,100         521,145
                                                                                                -----------
Internet Related (6.5%)

eBay, Inc. (a)                                                                       11,800         508,580
Google, Inc., Class A (a)                                                             6,050       2,621,163
Yahoo!, Inc. (a)                                                                     13,850         475,609
                                                                                                -----------
                                                                                                  3,605,352
                                                                                                -----------

Oil & Gas (10.4%)

Baker Hughes, Inc.                                                                   16,150       1,250,656
Schlumberger Ltd.                                                                    18,200       2,319,589
Smith International, Inc.                                                            48,200       2,169,000
                                                                                                  ---------
                                                                                                  5,739,245
                                                                                                -----------

Pharmaceuticals (9.0%)

Allergan, Inc.                                                                        5,400         628,560
Amgen, Inc. (a)                                                                       6,450         470,141
Genentech, Inc. (a)                                                                  20,929       1,798,219
Gilead Sciences, Inc. (a)                                                            21,800       1,326,966
Johnson & Johnson                                                                    13,050         750,897
                                                                                                -----------
                                                                                                  4,974,783
                                                                                                -----------

Retail (6.3%)

Best Buy Co., Inc.                                                                    9,875         500,268
Home Depot, Inc.                                                                     20,750         841,413
Staples, Inc.                                                                        17,825         422,631
Walgreen Co.                                                                         40,017       1,731,935
                                                                                                -----------
                                                                                                  3,496,247
                                                                                                -----------

Telecommunications (1.1%)

QUALCOMM, Inc.                                                                       13,200         633,072
                                                                                                -----------
Transportation (2.0%)

Expeditors International of Washington, Inc.                                         14,900       1,095,746
                                                                                                -----------

Total Common Stocks (Cost $43,091,124)                                                           53,786,456
                                                                                                -----------

Investment Companies (2.9%)

HSBC Investor Money Market Fund Class Y Shares *                                  1,606,459       1,606,459
                                                                                                -----------

Total Investment Companies (Cost $1,606,459)                                                      1,606,459
                                                                                                -----------

Total Investments (Cost $44,697,583) - 100.2%                                                    55,392,915
                                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

(a)  Represents non-income producing security.

* Investment in affiliate.

ADR - American Depositary Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor Value Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                  Shares          Value($)
                                                                                -----------     -----------
Common Stocks (99.1%)

Aerospace & Defense (7.9%)

Lockheed Martin Corp.                                                                24,600       1,664,190
Northrop Grumman Corp.                                                               28,600       1,776,918
Raytheon Co.                                                                         28,300       1,159,451
                                                                                                -----------
                                                                                                  4,600,559
                                                                                                -----------

Banking (4.6%)

Bank of America Corp.                                                                23,600       1,043,828
Wells Fargo & Co.                                                                    25,800       1,608,888
                                                                                                -----------
                                                                                                  2,652,716
                                                                                                -----------

Business Services (2.4%)

Pitney Bowes, Inc.                                                                   32,100       1,371,954
                                                                                                -----------

Computer Software (6.7%)

Computer Associates International, Inc.                                              87,100       2,377,830
Microsoft Corp.                                                                      54,300       1,528,545
                                                                                                -----------
                                                                                                  3,906,375
                                                                                                -----------

Conglomerates (1.9%)

Loews Corp.                                                                          11,200       1,105,328
                                                                                                -----------

Consumer Products (7.5%)

Altria Group, Inc.                                                                   29,200       2,112,328
Kimberly-Clark Corp.                                                                 31,000       1,770,720
Tyson Foods, Inc. - Class A                                                          34,200         490,086
                                                                                                -----------
                                                                                                  4,373,134
                                                                                                -----------

Diversified Manufacturing Operations (2.0%)

Ingersoll-Rand Co., Class A                                                          29,800       1,170,246
                                                                                                -----------

Electronic Components & Semiconductors (1.4%)

Agilent Technologies, Inc. (a)                                                       24,564         832,965
                                                                                                -----------

Financial Services (17.4%)

Citigroup, Inc.                                                                      36,707       1,709,812
Countrywide Financial Corp.                                                          76,600       2,561,503
Fannie Mae                                                                           44,000       2,549,360
Genworth Financial, Inc., Class A                                                    28,000         917,280
J.P. Morgan Chase & Co.                                                              39,150       1,556,213
MGIC Investment Corp.                                                                11,800         778,918
                                                                                                -----------
                                                                                                 10,073,086
                                                                                                -----------

Gas & Electric Utility (1.4%)

Dominion Resources, Inc.                                                             11,000         830,830
                                                                                                -----------
Insurance (8.0%)
Aetna, Inc.                                                                          12,400       1,200,320
AON Corp.                                                                            26,900         920,518
Radian Group, Inc.                                                                   21,400       1,224,722
The Hartford Financial Services Group, Inc.                                          15,700       1,291,011
                                                                                                -----------
                                                                                                  4,636,571
                                                                                                -----------

Media (6.4%)

CBS Corp., Class B                                                                   33,050         863,597
Liberty Media Corp., Class A (a)                                                    100,350         838,926

Viacom, Inc., Class B (a)                                                            48,000       1,991,040
                                                                                                -----------
                                                                                                  3,693,563
                                                                                                -----------

Metals & Mining (6.4%)

Barrick Gold Corp.                                                                   62,700       1,972,542
POSCO ADR                                                                            11,800         677,202
Rio Tinto PLC ADR                                                                     5,300       1,086,553
                                                                                                -----------
                                                                                                  3,736,297
                                                                                                -----------

Oil & Gas (13.9%)

Burlington Resources, Inc.                                                            9,500         866,970
ConocoPhillips                                                                       11,582         749,355
Kerr-McGee Corp.                                                                     33,589       3,707,890
Noble Energy, Inc.                                                                   59,000       2,730,520
                                                                                                -----------
                                                                                                  8,054,735
                                                                                                -----------

Paper Products (1.5%)

International Paper Co.                                                              26,800         874,484
                                                                                                -----------
Telecommunications (7.2%)

AT&T, Inc.                                                                           44,900       1,165,155
BellSouth Corp.                                                                      21,050         605,609
Comcast Corp. Special Class A (a)                                                    21,500         595,980
Motorola, Inc.                                                                       47,900       1,087,809
Sprint Nextel Corp.                                                                  30,600         700,434
                                                                                                -----------
                                                                                                  4,154,987
                                                                                                -----------

Transportation (2.5%)

Union Pacific Corp.                                                                  16,700       1,477,282
                                                                                                -----------
Total Common Stocks (Cost $46,654,752)                                                           57,545,112
                                                                                                -----------

Investment Companies (0.9%)

HSBC Investor Money Market Fund
Class Y Shares *                                                                    502,626         502,626
                                                                                                -----------

Total Investment Companies (Cost $502,626)                                                          502,626
                                                                                                -----------

Total Investments (Cost $47,157,378) - 100.0%                                                    58,047,738
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006

(a) Represents non-income producing security.

*   Investment in affiliate

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                  Shares          Value($)
                                                                                -----------     -----------
Common Stocks (97.3%)
Australia (1.0%)

BlueScope Steel, Ltd.                                                                96,800         574,522
Macquarie Airports                                                                  699,400       1,648,753
Macquarie Infrastructure Group                                                      154,500         413,402
                                                                                                -----------
                                                                                                  2,636,677
                                                                                                -----------

Austria (0.5%)

Omv AG                                                                               20,500       1,448,363
                                                                                                -----------

Belgium (1.8%)

Delhaize Group                                                                       51,900       3,562,784
KBC Bankverzekeringsholding                                                          11,300       1,134,737
                                                                                                -----------
                                                                                                  4,697,521
                                                                                                -----------

Brazil (2.0%)

Braskem SA-Pref                                                                      40,000         307,915
Gerdau SA ADR                                                                        50,100       1,092,180
Petroleo Brasileiro SA ADR                                                           27,700       2,387,740
Unibanco ADR                                                                          8,100         682,182
Usinas Siderurgicas de Minas Gerais SA                                               30,200         987,681
                                                                                                -----------
                                                                                                  5,457,698
                                                                                                -----------

Canada (3.1%)

Canadian Natural Resources                                                           43,400       2,690,586
EnCana Corp.                                                                         30,000       1,494,995
IPSCO, Inc.                                                                           8,900         826,462
Nexen, Inc.                                                                          20,000       1,145,065
Teck Cominco Ltd., B shares                                                          32,300       2,083,844
                                                                                                -----------
                                                                                                  8,240,952
                                                                                                -----------

China (0.1%)

China Petroleum & Chemical Corp.                                                    592,000         360,580
                                                                                                -----------

Finland (0.6%)

Sampo OYJ, Class A                                                                   77,000       1,500,614
                                                                                                -----------

France (10.7%)

Assurances Generales de France                                                       36,800       3,809,441
BNP Paribas SA                                                                       15,800       1,409,052
Credit Agricole SA                                                                   75,900       2,678,932
Renault SA                                                                           55,300       5,220,594
Sanofi-Aventis                                                                       57,800       5,298,596
Societe Generale                                                                     33,700       4,450,750
Thomson SA                                                                           58,900       1,207,985
Total SA, B Shares                                                                   16,400       4,527,161
                                                                                                -----------
                                                                                                 28,602,511
                                                                                                -----------

Germany (7.9%)

Continental AG                                                                       51,400       5,000,422
E.ON AG                                                                              41,000       4,587,935
Fresenius Medical Care AG                                                            22,800       2,426,681
MAN AG                                                                               66,000       3,788,956
Muenchener                                                                           28,600       3,884,916
Rueckversicherungs-Gesellschaft AG
RWE AG                                                                               16,420       1,354,618
                                                                                                -----------

                                                                                                 21,043,528
                                                                                                -----------

Hungary (0.4%)

MOL Magyar Olaj - es Gazipari Rt. GDR                                                 9,600         998,400
                                                                                                -----------

Israel (0.5%)

Bank Hapoalim BM                                                                    286,600       1,317,772
                                                                                                -----------
Italy (1.9%)

Buzzi Unicem SpA                                                                      5,800         108,312
ENI SpA                                                                             166,500       5,033,133
                                                                                                -----------
                                                                                                  5,141,445
                                                                                                -----------

Japan (22.5%)

Canon, Inc.                                                                          89,300       5,390,433
East Japan Railway Co.                                                                  102         708,756
Hitachi, Ltd.                                                                       144,000       1,015,330
Honda Motor Co., Ltd.                                                                23,500       1,334,385
ITOCHU Corp.                                                                        317,000       2,691,892
Japan Tobacco, Inc.                                                                     240       3,724,103
JFE Holdings, Inc.                                                                  140,100       5,028,741
Kobe Steel, Ltd.                                                                    958,000       3,283,451
Kyocera Corp.                                                                        11,400       1,015,688
Mitsubishi UFJ Financial Group, Inc.                                                     87       1,253,560
Mitsui Chemicals, Inc.                                                              310,000       2,344,360
Mitsui O.S.K. Lines, Ltd.                                                             5,000          45,315
Nippon Mining Holdings, Inc.                                                        360,000       2,955,751
Nissan Motor Co., Ltd.                                                              225,100       2,533,311
ORIX Corp.                                                                           19,300       4,994,075
Sanyo Shinpan Finance Co., Ltd.                                                      26,900       1,678,813
Sega Sammy Holdings, Inc.                                                            19,600         703,521
Sony Corp.                                                                           12,510         607,955
Sumitomo Metal Industries, Ltd.                                                     294,000       1,193,145
Sumitomo Mitsui Financial Group, Inc.                                                   598       6,984,908
The Tokyo Electric Power Co., Inc.                                                   90,600       2,278,711
Tokyo Gas Co., Ltd.                                                                 529,000       2,458,053
Toyota Motor Corp.                                                                   82,100       4,255,844
UNY Co., Ltd.                                                                        90,000       1,409,583
                                                                                                -----------
                                                                                                 59,889,684
                                                                                                -----------

Luxembourg (2.8%)

Arcelor                                                                             211,180       7,415,226
                                                                                                -----------
Netherlands (4.6%)

ABN AMRO Holding NV                                                                  44,453       1,234,130
European Aeronautic Defence and Space Co.                                            79,660       3,121,360

ING Groep NV                                                                        190,468       6,796,726
Royal Dutch Shell plc, A Shares                                                      33,600       1,143,882
                                                                                                -----------
                                                                                                 12,296,098
                                                                                                -----------

Phillipines (0.3%)

Philippine Long Distance Telephone Co.                                               21,000         748,991
                                                                                                -----------

Singapore (1.9%)

Flextronics International Ltd. (a)                                                  162,400       1,698,704
Singapore Telecommunications Ltd.                                                 2,104,630       3,296,190
                                                                                                -----------
                                                                                                  4,994,894
                                                                                                -----------

South Africa (0.8%)

Sanlam Ltd.                                                                         554,040       1,474,509
Telkom South Africa Ltd.                                                             28,000         689,644
                                                                                                -----------
                                                                                                  2,164,153
                                                                                                -----------

South Korea (2.2%)

Hyundai Motor Co.                                                                     1,190         107,610
Industrial Bank of Korea GDR (a)                                                     88,300       1,388,959
Kookmin Bank ADR (a)                                                                 14,600       1,164,204
POSCO ADR                                                                            29,000       1,664,309
Shinhan Financial Group Co., Ltd. ADR                                                19,450       1,656,946
                                                                                                -----------
                                                                                                  5,982,028
                                                                                                -----------

Spain (3.3%)

Endesa SA                                                                           155,800       4,486,313
Repsol YPF SA                                                                       155,000       4,201,507
                                                                                                -----------
                                                                                                  8,687,820
                                                                                                -----------

Switzerland (1.9%)

Credit Suisse Group                                                                  81,100       4,736,808
Micronas Semiconductor Holding AG (a)                                                11,600         394,805
                                                                                                -----------
                                                                                                  5,131,613
                                                                                                -----------

Taiwan (1.1%)

China Steel Corp. GDR                                                                36,470         630,931
Compal Electronics, Inc. GDR                                                        222,840       1,087,459
Gigabyte Technology Co., Ltd.                                                       270,112         235,137
Taiwan Semiconductor Manufacturing Co., Ltd.                                        491,141         976,592
                                                                                                -----------
                                                                                                  2,930,119
                                                                                                -----------

Thailand (0.3%)

PTT Public Company Ltd. plc                                                         121,400         692,467
                                                                                                -----------

United Kingdom (25.1%)

AstraZeneca plc                                                                      32,100       1,554,239
Aviva plc                                                                           346,270       4,437,859
Barclays plc                                                                        410,200       4,385,254
BHP Billiton plc                                                                     47,100         870,066
BP Amoco plc                                                                        410,200       4,932,498
British Aerospace plc                                                               485,500       3,601,222
British American Tobacco plc                                                        110,300       2,485,860
Friends Provident plc                                                               782,500       2,797,725
George Wimpey plc                                                                   244,600       2,237,460
Glaxosmithkline plc                                                                  50,900       1,301,971
HBOS plc                                                                            260,121       4,573,795
Intercontinental Hotels Group plc                                                    66,014       1,016,901
International Power plc                                                             300,000       1,447,490
Mitchells & Butlers plc                                                             119,800         867,313
Punch Taverns plc                                                                   185,000       2,849,799
Royal & Sun Alliance Insurance Group plc                                            736,000       1,643,032
Royal Bank of Scotland Group plc                                                    169,100       5,233,804
Royal Dutch Shell plc, B Shares                                                      45,973       1,648,610
Sainsbury plc                                                                       410,062       2,195,536
Tate & Lyle plc                                                                     235,000       2,407,770
Taylor Woodrow plc                                                                  361,600       2,508,520
Trinity Mirror plc                                                                  145,600       1,585,030
Vodafone Group plc                                                                1,807,153       3,793,163
Whitbread plc                                                                       145,200       2,744,228
Xstrata plc                                                                         146,000       4,095,521
                                                                                                -----------
                                                                                                 67,214,666
                                                                                                -----------
Total Common Stocks (Cost $187,069,695)                                                         259,593,820
                                                                                                -----------

Repurchase Agreements (0.7%)

Investors Bank & Trust, 3.01%, purchased on                                       1,733,467       1,733,467
01/31/06, due 02/01/06 with a maturity                                                          -----------
value of $1,733,612 (collateralized fully by
various U.S. Government Obligations)

Total Repurchase Agreements (Cost $1,733,467)                                                     1,733,467
                                                                                                -----------

Rights & Warrants (0.0%)

TI Automotive Ltd., Class A (a) (b)                                                 190,000               0

Total Rights & Warrants (Cost $0)                                                                         0

Total Investments (Cost $188,803,162) - 98.0%                                                   261,327,287
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a)  Represents non-income producing security.

(b)  Represents illiquid security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt


The HSBC Investor International Equity Portfolio invested in the following industries as of January 31, 2006

Industry                                                Percent of Net Assets
--------                                                ---------------------
Aerospace & Defense                                              2.5%
Automotive                                                       6.9%
Banking & Financial Services                                    21.7%
Building & Construction                                          1.8%
Chemicals                                                        1.0%
Computer Related                                                 0.5%
Drugs - Medical                                                  4.0%
Electrical                                                       3.1%
Electronic Components & Semiconductors                           2.1%
Energy                                                           0.5%
Food & Beverage                                                  0.8%
Insurance                                                        7.3%
Leisure                                                          1.4%
Manufacturing                                                    5.6%
Metals & Mining                                                 11.2%
Multimedia                                                       1.0%
Oil & Gas                                                       16.0%
Retail                                                           3.3%
Telecommunications                                               3.2%
Tobacco                                                          2.3%
Transportation Services                                          1.1%
Other                                                            0.7%
                                                                ----
Total Investments                                               98.0%
                                                                ====

See notes to Schedules of Portfolio Investments.

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                  Shares          Value($)
                                                                                -----------     -----------
Common Stocks (100.3%)
Advertising (2.1%)

Monster Worldwide, Inc. (a)                                                         115,100       4,910,166
                                                                                                -----------
Banking (3.7%)

East West Bancorp, Inc.                                                             108,700       4,012,117
Wintrust Financial Corp.                                                             92,500       4,967,250
                                                                                                -----------
                                                                                                  8,979,367
                                                                                                -----------

Biotechnology (2.5%)

Celgene Corp. (a)                                                                    85,600       6,090,440
                                                                                                -----------

Commercial Services (3.8%)

Alliance Data Systems Corp. (a)                                                     119,400       5,044,650
Schawk, Inc., Class A                                                                67,500       1,485,000
Sotheby's Holdings, Inc. (a)                                                        128,000       2,545,920
                                                                                                -----------
                                                                                                  9,075,570
                                                                                                -----------

Computer Software (9.0%)

CheckFree Corp. (a)                                                                  58,500       3,031,470
Mercury Interactive Corp. (a)                                                        80,400       2,793,900
Satyam Computer Services Ltd. ADR                                                    83,600       3,277,120
Sina Corp. (a)                                                                       89,500       2,082,665
SRA International, Inc., Class A (a)                                                152,900       4,856,104
Transaction Systems Architects, Inc.,                                               168,500       5,558,815
Class A (a)                                                                                     -----------
                                                                                                 21,600,074
                                                                                                -----------

Consulting Services (1.0%)

LECG Corp. (a)                                                                       22,200         372,516
Resources Connection, Inc. (a)                                                       74,500       2,025,655
                                                                                                -----------
                                                                                                  2,398,171
                                                                                                -----------

Diversified Manufacturing Operations (8.4%)

Actuant Corp., Class A                                                               61,900       3,543,775
AMETEK, Inc.                                                                        161,500       6,644,110
AptarGroup, Inc.                                                                     42,700       2,409,988
IDEX Corp.                                                                          136,100       6,260,600
The Stanley Works                                                                    24,000       1,176,960
                                                                                                -----------
                                                                                                 20,035,433
                                                                                                -----------

Electronic Components & Semiconductors (10.4%)

Advanced Analogic Technologies, Inc. (a)                                             89,200       1,329,080
Amphenol Corp., Class A                                                              53,100       2,699,073
ATMI, Inc. (a)                                                                      105,600       3,548,160
Cognos, Inc. (a)                                                                    101,100       3,851,910
Power Integrations, Inc. (a)                                                        129,800       3,438,402
Thermo Electron Corp. (a)                                                           182,800       6,149,392
Varian Semiconductor Equipment                                                       77,700       3,848,481
Associates, Inc. (a)                                                                            -----------

                                                                                                 24,864,498
                                                                                                -----------

Environmental Services (5.1%)

Pioneer Natural Resources Co.                                                        55,700       2,957,670
Republic Services, Inc., Class A                                                    147,700       5,590,445

Waste Connections, Inc. (a)                                                         105,900       3,700,146
                                                                                                -----------
                                                                                                 12,248,261
                                                                                                -----------

Financial Services (2.4%)

Affiliated Managers Group, Inc. (a)                                                  60,900       5,651,520
                                                                                                -----------
Health Care (11.9%)

Advanced Medical Optics, Inc. (a)                                                   108,600       4,841,388
Amylin Pharmaceuticals Inc. (a) (b)                                                  61,800       2,620,320
Charles River Laboratories International, Inc. (a)                                   44,600       2,057,398
CYTYC Corp. (a)                                                                     122,600       3,690,260
Manor Care, Inc.                                                                    156,400       6,115,240
Omnicare, Inc.                                                                      150,100       7,459,970
Respironics, Inc. (a)                                                                46,400       1,671,792
                                                                                                -----------
                                                                                                 28,456,368
                                                                                                -----------

Hospitals (1.7%)

Triad Hospitals, Inc. (a)                                                           100,800       4,138,848
                                                                                                -----------
Media (2.0%)

Meredith Corp.                                                                       89,000       4,873,640
                                                                                                -----------
Oil & Gas (15.1%)

Chesapeake Energy Corp.                                                             144,700       5,070,288
Consol Energy, Inc.                                                                  73,900       5,387,310
Denbury Resources, Inc. (a)                                                         194,900       5,802,173
Massey Energy Co.                                                                   181,400       7,482,750
Peabody Energy Corp.                                                                 66,600       6,627,366
Smith International, Inc.                                                           126,800       5,706,000
                                                                                                -----------
                                                                                                 36,075,887
                                                                                                -----------

Pharmaceuticals (6.9%)

Elan Corp. plc ADR (a)                                                              540,000       8,591,400
OSI Pharmaceuticals, Inc. (a) (b)                                                   213,900       6,023,424
Santarus, Inc. (a)(b)                                                               323,700       2,029,599
                                                                                                -----------
                                                                                                 16,644,423
                                                                                                -----------

Real Estate (2.2%)

Northstar Realty Finance Corp.                                                       62,100         681,237
The Mills Corp.                                                                     113,100       4,687,995
                                                                                                -----------
                                                                                                  5,369,232
                                                                                                -----------

Retail (6.5%)

Advance Auto Parts, Inc. (a)                                                         86,500       3,768,805
Dick's Sporting Goods, Inc. (a) (b)                                                  73,100       2,687,887
P.F. Chang's China Bistro, Inc. (a) (b)                                              40,300       2,065,778
Talbots, Inc.                                                                       133,200       3,712,284
Williams-Sonoma, Inc. (a)                                                            83,100       3,305,718
                                                                                                -----------
                                                                                                 15,540,472
                                                                                                -----------

Telecommunications (3.5%)

Polycom, Inc. (a)                                                                   288,200       5,585,316
Scientific-Atlanta, Inc.                                                             65,000       2,779,400
                                                                                                -----------
                                                                                                  8,364,716
                                                                                                -----------

Transportation (2.1%)

J.B. Hunt Transport Services, Inc.                                                  208,800       4,969,440
                                                                                                -----------
Total Common Stocks (Cost $180,956,051)                                                         240,286,526
                                                                                                -----------

Investment Companies (0.9%)

HSBC Investor Money Market Fund                                                   2,121,045       2,121,045
Class Y Shares *                                                                                -----------

Total Investment Companies (Cost $2,121,045)                                                      2,121,045
                                                                                                -----------

                                                                                 Principal
                                                                                 Amount($)
                                                                                -----------
Securities Held as Collateral for
Securities on Loan (3.7%)

Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                                8,895,200       8,895,200
                                                                                                -----------

Total Securities Held as Collateral
for Securities on Loan (Cost $8,895,200)                                                          8,895,200
                                                                                                -----------

Total Investments (Cost $191,972,296) - 104.9%                                                  251,302,771
                                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a)  Represents non-income producing security.

(b)  All or portion of security was on loan as of January 31, 2006.

* Investment in affiliate.

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)         January 31, 2006

   1. Organization:

The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust contains the following funds:

    Fund                                             Short Name
    -----------------------------------------------  ---------------------------
    HSBC Investor Limited Maturity Fund              Limited Maturity Fund
    HSBC Investor Bond Fund                          Bond Fund
    HSBC Investor High Yield Fixed Income Fund       High Yield Fixed
                                                       Income Fund
    HSBC Investor Growth Fund                        Growth Fund
    HSBC Investor Value Fund                         Value Fund
    HSBC Investor Overseas Equity Fund               Overseas Equity Fund
    HSBC Investor Opportunity Fund                   Opportunity Fund
    (individually a "Feeder Fund", collectively the "Feeder Funds")

    HSBC Investor Aggressive Growth Strategy Fund    Aggressive Growth Fund
    HSBC Investor Growth Strategy Fund               Growth Strategy Fund
    HSBC Investor Moderate Growth Strategy Fund      Moderate Growth Fund
    HSBC Investor Conservative Growth Strategy Fund Conservative Growth Fund HSBC Investor Conservative Income Strategy Fund Conservative Income Fund (individually a "Lifeline Fund", collectively the "Lifeline Funds")

    HSBC Investor New York Tax-Free Bond Fund        New York Tax-Free Bond Fund
    HSBC Investor Growth and Income Fund             Growth and Income Fund
    HSBC Investor Mid-Cap Fund                       Mid-Cap Fund
    (individually a "Variable Direct Fund",
       collectively the "Variable Direct Funds")

    HSBC Investor Money Market Fund                  Money Market Fund
    HSBC Investor U.S. Government Money              U.S. Government Money
       Market Fund                                     Market Fund
    HSBC Investor Tax-Free Money Market Fund         Tax-Free Money Market Fund
    HSBC Investor New York Tax-Free Money            N.Y. Tax-Free Money
       Market Fund                                     Market Fund
    HSBC Investor U.S. Treasury Money Market Fund    U.S. Treasury Money
                                                       Market Fund
    HSBC Investor California Tax-Free Money          California Tax-Free Money
       Market Fund                                     Market Fund
    (individually a "Money Market Fund",
       collectively the "Money Market Funds")

The Feeder Funds, Lifeline Funds, Variable Direct Funds and Money Market Funds are collectively referred to as the "Funds".

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following (individually a "Portfolio", collectively the "Portfolios"):

    Portfolio                                        Short Name
    -----------------------------------------------  ---------------------------
    HSBC Investor Limited Maturity Portfolio         Limited Maturity Portfolio
    HSBC Investor Fixed Income Portfolio             Fixed Income Portfolio
    HSBC Investor High Yield Fixed Income Portfolio  High Yield Fixed Income
                                                       Portfolio
    HSBC Investor Growth Portfolio                   Growth Portfolio
    HSBC Investor Value Portfolio                    Value Portfolio
    HSBC Investor International Equity Portfolio     International Equity
                                                       Portfolio
    HSBC Investor Small Cap Equity Portfolio         Small Cap Equity Portfolio

The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Feeder Funds utilize a master-feeder fund structure and seek to achieve their investment objectives by investing substantially all of their investable assets in their Respective Portfolios (as defined below):

                                                              Proportionate
Feeder Fund                   Respective Portfolio             Interest on
----------------------------  ------------------------------   January 31,
                                                                   2006
                                                              -------------
Limited Maturity Fund         Limited Maturity Portfolio          93.8%
Bond Fund                     Fixed Income Portfolio              17.4%
High Yield Fixed Income Fund  High Yield Fixed Income
                                Portfolio                         93.4%
Growth Fund                   Growth Portfolio                    72.5%
Value Fund                    Value Portfolio                     73.0%
Overseas Equity Fund          International Equity Portfolio       9.5%
Opportunity Fund              Small Cap Equity Portfolio          12.8%

The Lifeline Funds utilize a master-feeder fund structure and seek to achieve their investment objectives by investing substantially all of their investable assets in their Respective Portfolios and the HSBC Investor Money Market Fund, per the following schedules:

                       Lifeline Funds Portfolio Weightings

                                 Aggressive    Growth
Respective Portfolios              Growth     Strategy     Moderate    Conservative   Conservative
and Money Market Fund               Fund        Fund     Growth Fund    Growth Fund    Income Fund
------------------------------   ----------   --------   -----------   ------------   ------------
Fixed Income Portfolio              None         17%        31%             20%            25%
Limited Maturity Portfolio          None         None       None            15%            25%
Growth Portfolio                     21%         21%        19%             15%             8%
Value Portfolio                      21%         21%        18%             15%             8%
Small Cap Equity Portfolio           34%         20%        11%              5%            None
International Equity Portfolio       23%         20%        15%             10%             4%
Money Market Fund                     1%          1%         6%             20%            30%
                                 -----------------------------------------------------------------
Total                               100%        100%       100%            100%           100%
                                 =================================================================

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund and Lifeline Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments are included in this report and should be read in conjunction with the Schedules of Portfolio Investments of the Feeder Funds and the Lifeline Funds.

   2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Variable Direct Funds

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Investments in other investment companies, which are priced at net asset value as reported by such companies. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Funds' Board of Trustees. In addition, specific securities may need to be valued by or at the direction of the Funds' Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. Feeder Funds and Lifeline Funds

The Feeder Funds and Lifeline Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios and the Money Market Fund are recorded at value and at amortized cost, respectively, as more fully discussed below.

C. Portfolios

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Investments in other investment companies, which are priced at net asset value as reported by such companies. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. In addition, specific securities may need to be valued by or at the direction of the Portfolios'
Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D. Money Market Funds

Investments of the Money Market Funds are valued at amortized cost, which approximates value, except for investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, any premium or discount is amortized or accreted on a constant (straight-line) basis to the maturity of the security.

Securities Transactions and Related Income:

A. Variable Direct Funds, Portfolios and Money Market Funds

Changes in holdings of securities are reflected no later than on the first business day following the trade date. However, for financial reporting purpose, securities are reflected as of the trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

B. Feeder Funds and Lifeline Funds

The Feeder Funds and Lifeline Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio and if applicable, from the Money Market Fund. In addition, the Feeder Funds and Lifeline Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

A. Variable Direct Funds and Portfolios

The Variable Direct Funds and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the affected Variable Direct Fund or Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Mortgage Dollar Roll Transactions:

The Fixed Income Portfolio and the High Yield Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. Each Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase, as well as by the interest earned on the reinvestment of the sales proceeds. Each Portfolio may also be compensated by receipt of a commitment fee. When a Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

Options:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss.

Repurchase Agreements:

The Funds and Portfolios may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' or the Portfolios custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Not all restricted securities are considered illiquid. At January 31, 2006, the Fixed Income Portfolio and Money Market Fund held restricted securities that were illiquid as follows:

                                                         Acquisition    Principal
           Security Name              Acquisition Date     Cost($)      Amount($)      Value($)
-----------------------------------   ----------------   -----------   -----------   -----------
Fixed Income Portfolio
FHA Weyerhauser, 7.43%, 1/1/24            3/28/2002           32,620        34,518        34,518

MoneyMarket Fund
Goldman Sachs Group, 4.58%, 7/26/06         7/26/05      150,000,000   150,000,000   150,000,000
Merrill Lynch & Co., 4.42%, 2/03/09         1/13/04      150,000,000   150,000,000   150,000,000

Security Loans:

To generate additional income, the Portfolios, the Variable Direct Funds, and the Money Market Funds (except Tax Free Money Market Fund and U.S. Treasury Money Market Fund) (collectively the "Lending Funds"), may lend up to 33 1/3%, except for Small Cap Equity Portfolio which may lend up to 30%, of their respective assets pursuant to agreements requiring the loans to be collateralized by cash, U.S. Government or U.S, Government agency securities, equal at all times to at least 100% of the fair value of the loaned scurities. HSBC Bank USA ("HSBC") acts as the securiies lending agent for this activity. The Lending Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned, while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily and adjusted, if needed, to provide the required level of collateral. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of HSBC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Lending Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of January 31, 2006, the following Lending Funds had collateral and loaned securities as follows:

                                                                       Value of
                                                          Value of      Loaned
Lending Fund                                             Collateral   Securities
--------------------------                               ----------   ----------
Mid-Cap Fund                                             $  959,300   $  928,097
Limited Maturity Portfolio                                  252,500      247,538
Fixed Income Portfolio                                    1,262,500    1,237,691
Small Cap Equity Portfolio                                8,895,200    8,565,175

The cash collateral received by the Lending Funds was invested in a pooled account managed by HSBC, and at January 31, 2006, the pooled account consisted of the following:

                                                             Market      Maturity   Maturity
Security Type                    Security Name                Value        Rate       Date
--------------------   --------------------------------   ------------   --------   --------
Repurchase Agreement   BNP Paribas                        $ 25,003,076     4.43%    02/01/06

Repurchase Agreement   Credit Suisse First Boston, Inc.     32,478,216     4.44%    02/01/06

Federal Income Tax Information:

At January 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                    Net Unrealized
                                                   Tax Unrealized   Tax Unrealized   Appreciation
Fund Name                             Tax Cost      Appreciation     Depreciation   (Depreciation)
---------------------------------   ------------   --------------   --------------  --------------
New York Tax-Free Bond              $ 64,331,792    $  2,331,253     $  (108,641)    $  2,222,612
Growth and Income Fund                38,098,847      10,635,796        (571,227)      10,064,569
Mid-Cap Fund                          24,484,884       6,573,314        (255,855)       6,317,459
U.S. Treasury Money Market Fund      499,993,502              --          (1,254)          (1,254)
Limited Maturity Portfolio            26,632,923          32,952        (223,455)        (190,503)
Fixed Income Portfolio               116,871,662         390,683      (1,158,676)        (767,993)
High Yield Fixed Income Portfolio      7,998,066          93,296         (32,722)          60,574
Growth Portfolio                      44,869,999      10,943,893        (420,977)      10,522,916
Value Portfolio                       47,201,580      11,976,190      (1,130,032)      10,846,158
International Equity Portfolio       189,119,420      74,494,631      (2,286,764)      72,207,867
Small Cap Equity Portfolio           193,176,142      60,855,518      (2,728,889)      58,126,629

   3. Subsequent Event:

On February 28, 2006, the following Funds and Portfolios changed their names as follows.

Fund or Portfolio Name as of January 31, 2006   New Fund or Portfolio Name
---------------------------------------------   --------------------------
HSBC Investor Limited Maturity Fund             HSBC Investor Intermediate Duration Fixed Income Fund
HSBC Investor Bond Fund                         HSBC Investor Core Plus Fixed Income Fund
HSBC Investor Fixed Income Fund                 HSBC Investor Core Plus Fixed Income Fund
HSBC Investor Limited Maturity Portfolio        HSBC Investor Intermediate Duration Fixed Income Portfolio
HSBC Investor Fixed Income Portfolio            HSBC Investor Core Plus Fixed Income Portfolio

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Funds

By /s/ Richard A. Fabietti
   -----------------------
         Richard A. Fabietti
         President

Date: March 30, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Richard A. Fabietti
   -----------------------
         Richard A. Fabietti

         President

Date: March 30, 2006

By /s/ Troy A. Sheets
   ------------------
         Troy A. Sheets
         Treasurer

Date: March 30, 2006